UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31
Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MUNICIPAL MONEY MARKET FUND

FORM N-Q
December 31, 2007

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited)	December 31, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.0%
Alabama — 1.6%
	Birmingham, AL:
$ 20,320,000	Airport Authority Revenue, Refunding, FSA, SPA-Dexia Credit Local,
	3.440%, 1/3/08 (a)	$20,320,000
10,000,000	Medical Clinic Board, University of Alabama Health Services
	Foundation, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	10,000,000
45,000,000	Lower Alabama Gas District, Alabama Gas Supply Revenue, LIQ-FAC-
	Societe Generale, 3.500%, 1/3/08 (a)	45,000,000
62,750,000	Southeast Alabama Gas District, Alabama Revenue, SPA-Societe Generale,
	3.750%, 1/2/08 (a)	62,750,000
	Stevenson, AL, IDB:
2,500,000	Environmental Improvement Revenue, Refunding-Mead Corp. Project,
	LOC-JPMorgan Chase, 3.550%, 1/2/08 (a)(b)	2,500,000
10,000,000	Mead Corp. Project, LOC-JPMorgan Chase, 3.550%, 1/2/08 (a)(b)	10,000,000

	Total Alabama	150,570,000

Alaska — 0.6%
11,000,000	Alaska Housing Finance Corp., FSA, SPA-Dexia Credit Local, 3.390%,
	1/3/08 (a)	11,000,000
11,200,000	Alaska Industrial Development & Export Authority, AK, Refunding
	Revolving Fund, AMBAC SPA -State Street Bank & Trust Co., 3.710%,
	1/2/08 (a)(b)	11,200,000
1,495,000	Anchorage, AK, GO, AMBAC, 4.000% due 8/1/08	1,497,925
5,130,000	North Slope Boro, AK, GO, Refunding, 3.450%, 1/3/08 (a)	5,130,000
	Valdez, AK, Marine Terminal Revenue, Refunding:
	BP Pipelines Inc. Project:
3,000,000	3.400%, 1/2/08 (a)	3,000,000
19,900,000	3.750%, 1/2/08 (a)	19,900,000
5,500,000	Exxon Pipeline Co. Project, 3.600%, 1/2/08 (a)	5,500,000

	Total Alaska	57,227,925

Arizona — 1.1%
1,350,000	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern
	Arizona Healthcare, MBIA, SPA-JPMorgan Chase, 3.490%, 1/3/08 (a)	1,350,000
7,300,000	Arizona Tourism & Sports Authority Tax Revenue, Senior Multipurpose
	Stadium Facility, AMBAC, SPA-Royal Bank of Canada, 3.450%, 1/2/08 (a)	7,300,000
7,000,000	Glendale, AZ, IDA, Midwestern University, TECP, LOC-Wells Fargo,
	3.400% due 2/12/08	7,000,000
500,000	McAllister Academic Village LLC Revenue, Arizona State University Project,
	AMBAC, SPA-State Street Bank & Trust Co., 3.500%, 1/2/08 (a)	500,000
	Phoenix, AZ:
15,000,000	LOC-Dexia Credit Local, 3.460% due 1/7/08	15,000,000
	Civic Improvement Corp., Wastewater System Revenue, Refunding Senior
	Lien, MBIA:
2,600,000	LOC-Dexia Credit Local, 3.150%, 1/2/08 (a)	2,600,000
8,205,000	LOC-Dexia Credit Local, 3.450%, 1/2/08 (a)	8,205,000
6,000,000	IDA, Revenue, Desert Botanical Garden Project, LOC-JPMorgan Chase,
	3.460%, 1/2/08 (a)	6,000,000
6,500,000	Pinal County, AZ, IDA, IDR, Artistic Paver Project, LOC-SunTrust Bank,
	3.490%, 1/2/08 (a)(b)	6,500,000
40,000,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada,
	3.430%, 1/2/08 (a)	40,000,000
10,865,000	Tucson, AZ, IDA, Multi-Family Revenue, Family Housing Resources Project,
	Fannie Mae, LIQ-Fannie Mae, 3.450%, 1/3/08 (a)	10,865,000

	Total Arizona	105,320,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Arkansas — 0.3%
	Arkansas State Development Finance Authority:
$ 5,000,000	EDR, Taber Extrusions Project, LOC-Bank of America, 3.530%, 1/3/08 (a)(b)	$5,000,000
1,210,000	Waste Management of Arkansas Project, LOC-Fleet National Bank,
	3.500%, 1/3/08 (a)(b)	1,210,000
19,800,000	Osceola, AR, Solid Waste Disposal Revenue, Plum Point Energy Associates
	LLC Project, LOC-Royal Bank of Scotland, 3.500%, 1/3/08 (a)(b)	19,800,000

	Total Arkansas	26,010,000

California — 0.3%
10,000,000	California PCFA, PCR, Pacific Gas & Electric, LOC-JPMorgan Chase,
	3.730%, 1/2/08 (a)(b)	10,000,000
5,000,000	California Statewide CDA, MFH Revenue, Westgate Pasadena Apartments,
	LOC-Bank of America N.A., 3.360%, 1/3/08 (a)(b)	5,000,000
14,900,000	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue,
	Sublease Los Angeles International LAX 2, LOC-Societe Generale,
	3.650%, 1/2/08 (a)	14,900,000

	Total California	29,900,000

Colorado — 2.2%
3,435,000	Arvada, CO, Water, FSA, SPA-Dexia Credit Local, 3.650%, 1/2/08 (a)	3,435,000
	Colorado Educational & Cultural Facilities Authority Revenue:
675,000	JFMC Facilities Corp., LOC-Bank of America, 3.750%, 1/2/08 (a)	675,000
4,185,000	Milwaukee Jewish Federation Inc., LOC-U.S. Bank NA, 3.750%, 1/2/08 (a)	4,185,000
	National Jewish Federation Bond Program:
	LOC-Bank of America:
12,880,000	3.750%, 1/2/08 (a)	12,880,000
5,400,000	3.750%, 1/2/08 (a)	5,400,000
4,695,000	LOC-JPMorgan Chase, 3.750%, 1/2/08 (a)	4,695,000
3,695,000	LOC-U.S. Bank N.A., 3.750%, 1/2/08 (a)	3,695,000
14,550,000	Parker & Denver High School Projects, LOC-Bank of America N.A.,
	3.790%, 1/2/08 (a)	14,550,000
	Colorado Health Facilities Authority Revenue:
9,240,000	Bethesda Living Center Projects, LOC-LaSalle Bank, 3.420%, 1/3/08 (a)	9,240,000
12,390,000	Catholic Health, SPA-Bayerische Landesbank, 3.400%, 1/2/08 (a)	12,390,000
5,300,000	Health Facilities Evangelical, LOC-Allied Irish Banks PLC, 3.460%,
	1/3/08 (a)	5,300,000
	Refunding, Sisters Charity Health Systems, SPA-JPMorgan Chase:
2,700,000	3.400%, 1/2/08 (a)	2,700,000
15,000,000	3.450%, 1/2/08 (a)	15,000,000
10,000,000	Colorado HFA, SPA-Lloyds TSB Bank PLC, 3.450%, 1/2/08 (a)	10,000,000
13,820,000	Colorado HFA Revenue, Multi-Family Project, MBIA, SPA-Depfa Bank
	PLC, 3.540%, 1/2/08 (a)(b)	13,820,000
	Colorado Springs, CO, Revenue:
3,150,000	The Colorado College, 3.480%, 1/3/08 (a)	3,150,000
8,645,000	The Colorado College Project, 3.440%, 1/3/08 (a)	8,645,000
5,910,000	Denver, CO, City & County, GO, Auditorium Theatre & Zoo, 5.500% due
	8/1/08	5,970,856
4,240,000	Erie, CO, COP, LOC-Keybank N.A., 3.480%, 1/2/08 (a)	4,240,000
	Lowry Economic Redevelopment Authority Revenue, CO:
21,395,000	Improvement, LOC-BNP Paribas, 3.410%, 1/2/08 (a)	21,395,000
17,145,000	Refunding, LOC-BNP Paribas, 3.410%, 1/2/08 (a)	17,145,000
24,900,000	Regional Transportation District, CO, LOC-WestLB AG, 3.400% due 2/4/08	24,900,000

	Total Colorado	203,410,856

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Connecticut — 0.6%
$ 10,000,000	Bethel Connecticut, GO, BAN, 4.000% due 8/26/08	$10,042,973
	Connecticut State:
425,000	HEFA Revenue, Updates-Stamford Hospital, MBIA, SPA-JPMorgan
	Chase, 3.200%, 1/2/08 (a)	425,000
30,205,000	HFA, Housing Mortgage Finance Program, AMBAC, SPA-Depfa Bank
	PLC, 3.460%, 1/3/08 (a)(b)	30,205,000
10,685,000	Special Tax Obligation Revenue, Refunding, Transportation
	Infrastructure-1, AMBAC, SPA-Westdeutsche Landesbank, 3.550%,
	1/2/08 (a)	10,685,000

	Total Connecticut	51,357,973

Delaware — 0.9%
39,400,000	Delaware State EDA Revenue, Hospital Billing Collection, LOC- JPMorgan
	Chase Bank, 3.400%, 1/2/08 (a)	39,400,000
	Delaware Transportation Authority, Transportation System Revenue:
4,000,000	FSA, 5.000% due 7/1/08	4,025,394
5,000,000	MBIA, 5.000% due 7/1/08	5,031,743
16,400,000	Kent County, DE, Delaware State University Student Housing, LOC-
	Wachovia Bank NA, 3.450%, 1/3/08 (a)	16,400,000
	University of Delaware Revenue:
9,500,000	LIQ-Bank of America, 3.400%, 1/2/08 (a)	9,500,000
1,700,000	Refunding, SPA-Landesbank Hessen-Thuringen, 3.730%, 1/2/08 (a)	1,700,000
9,050,000	SPA-Bank of America, 3.730%, 1/2/08 (a)	9,050,000

	Total Delaware	85,107,137

District of Columbia — 3.1%
60,000,000	District of Columbia, TRAN, 4.000% due 9/30/08	60,377,644
	District of Columbia Revenue:
13,000,000	American College of Cardiology, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	13,000,000
85,510,000	GO, FGIC, SPA-Morgan Stanley Bank, 3.500%, 1/2/08 (a)	85,510,000
10,215,000	Hospital for Sick Children, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	10,215,000
4,900,000	Jesuit Conference, LOC-PNC Bank, 3.450%, 1/3/08 (a)	4,900,000
12,725,000	National Public Radio Inc., LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	12,725,000
8,200,000	Population Services International, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	8,200,000
14,100,000	Sidwell Friends School, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	14,100,000
12,000,000	Society for Neuroscience, LOC-Bank of America N.A., 3.480%, 1/3/08 (a)	12,000,000
6,360,000	Trinity College Issue, LOC-Wachovia Bank, 3.480%, 1/3/08 (a)	6,360,000
19,500,000	Metropolitan DC Airport, LOC-Bank of America, 3.650% due 1/2/08	19,500,000
5,000,000	Metropolitan Washington Airport Authority, LOC-Bank of America, 3.450% due 2/7/08	5,000,000
	Washington, D.C., Metro Area Transit:
25,000,000	LOC-Wachovia Bank, 3.480% due 1/7/08	25,000,000
15,000,000	LOC-Wachovia Bank, 3.370% due 3/6/08	15,000,000

	Total District of Columbia	291,887,644

Florida — 7.9%
895,000	Brevard County, FL, Health Facilities Authority, Health Facilities Revenue,
	Refunding Bonds, Health First Inc. Project, LOC-SunTrust Bank,
	3.740%, 1/2/08 (a)	895,000
	Broward County, FL:
11,500,000	Airport Facility Revenue, LOC-Citibank N.A., 3.530%, 1/2/08 (a)(b)	11,500,000
1,000,000	HFA, MFH, Sawgrass Pines Apartments Project, LOC-Bank of America,
	3.500%, 1/3/08 (a)(b)	1,000,000
	Collier County, FL, EFA Revenue:

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Florida — 7.9% (continued)
$ 10,000,000	Ave Maria University Project, LOC-Fifth Third Bank, 3.430%, 1/3/08 (a)	$10,000,000
5,690,000	International College Project, LOC-Fifth Third Bank, 3.440%, 1/4/08 (a)	5,690,000
4,500,000	Duval County, FL, HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC,
	3.420%, 1/3/08 (a)	4,500,000
	Florida Housing Finance Corp.:
48,100,000	Multi-Family Mortgage Revenue, Northbridge Apartments, LOC-
	Keybank N.A., 3.510%, 1/2/08 (a)(b)	48,100,000
	Multi-Family Revenue:
3,290,000	Arlington Apartments, LOC-Bank of America N.A., 3.500%, 1/2/08 (a)(b)	3,290,000
2,000,000	Mortgage Lake Shore Apartments, FNMA, LIQ-FNMA, 3.510%,
	1/3/08 (a)(b)	2,000,000
15,498,000	Florida Municipal Loan Council, LOC-Bank of America, 3.350% due 2/7/08	15,498,000
14,102,000	Florida Municipal Power Agency, LOC-Wachovia Bank, 3.380% due 1/7/08	14,102,000
	Gainesville, FL, Utilities System Revenue:
25,400,000	SPA-State Street Bank & Trust Co., 3.450%, 1/2/08 (a)	25,400,000
	SPA-SunTrust Bank:
5,200,000	3.700%, 1/2/08 (a)	5,200,000
2,500,000	3.750%, 1/2/08 (a)	2,500,000
	Highlands County, FL, Health Facilities Authority Revenue:
	Adventist Health System:
	FGIC:
35,580,000	SPA-Bank of Nova Scotia, 3.420%, 1/3/08 (a)	35,580,000
19,200,000	SPA-JPMorgan Chase, 3.470%, 1/3/08 (a)	19,200,000
	LOC-SunTrust Bank:
15,000,000	3.420%, 1/3/08 (a)	15,000,000
8,355,000	3.420%, 1/3/08 (a)	8,355,000
	Refunding:
9,435,000	Adventist Health System, FGIC, SPA-Dexia Credit Local, 3.400%,
	1/3/08 (a)	9,435,000
31,200,000	Hospital Adventist Health, FSA, SPA-Dexia Credit Local, 3.420%,
	1/3/08 (a)	31,200,000
7,200,000	Hillsborough County, FL, HFA, Multi-Family Revenue, Grande Oaks LLC,
	Apartments Project, LIQ-FNMA, 3.460%, 1/3/08 (a)(b)	7,200,000
	Jacksonville, FL:
22,375,000	LOC-Landesbank Baden-Wuerttenburg, 3.380% due 2/4/08	22,375,000
3,300,000	LOC-Landesbank Baden-Wuerttenburg, 3.400%, 2/11/08 (a)	3,300,000
15,700,000	LOC-Landesbank Baden-Wuerttenburg, 3.400% due 2/11/08	15,700,000
42,586,000	Electric Authority, LOC-Landesbank Hessen-Thuringen, 3.150% due 4/7/08	42,586,000
200,000	Electric Authority Revenue, Electric Systems, SPA-Bank of America,
	3.750%, 1/2/08 (a)	200,000
4,790,000	Health Facilities Authority Hospital Revenue, LOC-Bank of America
	NA, 3.740%, 1/2/08 (a)	4,790,000
17,495,000	TECP, LOC-Landesbank Hessen-Thuringen, 3.400% due 1/8/08	17,495,000
10,300,000	Lakeland, FL, Education Facilities Revenue, Florida Southern College
	Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)(c)	10,300,000
10,000,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	10,000,000
7,195,000	Miami, FL, Parking System Revenue, AMBAC, SPA-Depfa Bank PLC,
	3.440%, 1/3/08 (a)	7,195,000
	Miami-Dade County, FL:
13,500,000	LOC-BNP Paribas, Dexia Credit Local, 3.450% due 3/10/08	13,500,000
	IDA:
5,915,000	Educational Facilities Revenue, Belen Jesuit Preparatory School,
	LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	5,915,000
8,300,000	Solid Waste Disposal Revenue, Waste Management Inc. Project,
	LOC-JPMorgan Chase, 3.530%, 1/3/08 (a)(b)	8,300,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Florida — 7.9% (continued)
$ 30,700,000	Water & Sewer Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	3.430%, 1/3/08 (a)	$30,700,000
21,100,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	21,100,000
58,095,000	North Broward, FL, Hospital District Revenue, Refunding, MBIA, SPA-
	Wachovia Bank N.A., 3.430%, 1/3/08 (a)	58,095,000
	Orange County, FL:
	Health Facilities Authority Revenue:
12,000,000	Adventist Sunbelt Health System, LOC-SunTrust Bank, 3.420%,
	1/3/08 (a)	12,000,000
2,100,000	Hospitals, Orlando Regional Healthcare, FSA, SPA-Dexia Credit
	Local, 3.750%, 1/2/08 (a)	2,100,000
	HFA:
	Multi-Family Revenue:
9,105,000	Charleston Club Apartments, LOC-FNMA, 3.510%, 1/2/08 (a)(b)	9,105,000
1,900,000	Cove at Lady Lake Apartments, LIQ-FNMA, 3.510%, 1/2/08 (a)(b)	1,900,000
2,000,000	Revenue, Mystic Cove Apartments, FNMA, 3.510%, 1/2/08 (a)(b)	2,000,000
	IDA:
10,000,000	Bishop Moore High School Project, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	10,000,000
3,600,000	Blood & Tissue Services, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	3,600,000
	Orlando & Orange County, FL:
14,700,000	Expressway Authority Revenue, AMBAC, SPA-Wachovia Bank,
	3.380%, 1/3/08 (a)	14,700,000
17,200,000	Expressway Authority, FSA, SPA-Dexia Credit Local, 3.380%, 1/3/08 (a)	17,200,000
	Palm Beach County, FL, Revenue:
3,300,000	Hanley Center Project, LOC-Bank of America, 3.480%, 1/3/08 (a)	3,300,000
21,250,000	Raymond F. Kravis Center Project, LOC-Northern Trust Co., 3.350%,
	1/3/08 (a)	21,250,000
	Pasco County, FL:
8,500,000	IDR, Leveredge Project, LOC-RBC Centura Bank, 3.510%, 1/2/08 (a)(b)	8,500,000
46,560,000	School Board COP, AMBAC, SPA-Landesbank Hessen-Thuringen,
	3.470%, 1/3/08 (a)	46,560,000
29,265,000	Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health
	Systems Baycare, FSA, SPA-Morgan Stanley, 3.420%, 1/3/08 (a)	29,265,000
9,215,000	Tallahassee-Leon County, FL, Civic Center Authority, Capital Improvement
	Revenue, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)(c)	9,215,000
6,500,000	USF Financing Corp., COP, USF College Medical Health Facilities, LOC-
	SunTrust Bank, 3.440%, 1/3/08 (a)	6,500,000

	Total Florida	744,391,000

Georgia — 5.6%
13,000,000	Athens-Clarke County, GA, Unified Government Development Authority
	Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	13,000,000
	Atlanta, GA:
	Airport Revenue:
	Refunding, MBIA:
13,345,000	SPA-JPMorgan Chase, 3.440%, 1/3/08 (a)	13,345,000
24,700,000	SPA-Westdeutsche Landesbank, 3.450%, 1/3/08 (a)	24,700,000
17,200,000	Refunding, MBIA, SPA-Landesbank Hessen-Thuringen, 3.500%,
	1/3/08 (a)	17,200,000
	Water & Wastewater Revenue, FSA, SPA-Dexia Credit Local:
5,700,000	3.500%, 1/2/08 (a)	5,700,000
9,380,000	3.400%, 1/3/08 (a)	9,380,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Georgia — 5.6% (continued)
$ 1,300,000	Bartow County, GA, Development Authority PCR, Georgia Power Co.,
	3.800%, 1/2/08 (a)(b)	$1,300,000
6,265,000	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	6,265,000
695,000	Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.,
	FGIC, SPA-Dexia Credit Local, 3.430%, 1/2/08 (a)	695,000
11,240,000	Clayton County, GA, Hospital Authority Revenue, Southern Regional
	Medical Center Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	11,240,000
8,900,000	Cobb County, GA, Boy Scouts of America Atlanta Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	8,900,000
18,000,000	Coweta County, GA, Residential Care Facilities for the Elderly Authority,
	Wesley Woods of Newnan, LOC-Branch Banking & Trust Co., 3.440%,
	1/2/08 (a)	18,000,000
	De Kalb County, GA:
9,000,000	Development Authority Revenue, Oglethorpe University Project, LOC-
	SunTrust Bank, 3.440%, 1/2/08 (a)	9,000,000
19,505,000	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	19,505,000
14,000,000	Fayette County, GA, Hospital Authority Revenue Anticipation CTFS, Fayette
	Community Hospital Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	14,000,000
7,600,000	Floyd County, GA, Development Authority Revenue, Berry College Project,
	LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	7,600,000
14,160,000	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA
	Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	14,160,000
	Fulton County, GA, Development Authority Revenue:
1,710,000	Atlanta YMCA Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	1,710,000
1,100,000	DFA, Spellman College Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	1,100,000
3,000,000	Doris & Weber School Project, LOC-Branch Banking & Trust, 3.450%,
	1/3/08 (a)	3,000,000
3,480,000	Holy Innocents School Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	3,480,000
15,000,000	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.440%, 1/2/08 (a)	15,000,000
23,400,000	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	23,400,000
5,500,000	Spellman College Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	5,500,000
4,600,000	Trinity School Inc. Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	4,600,000
9,000,000	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	9,000,000
2,305,000	Georgia Municipal Gas Authority Agency Project, LOC-Bank of America,
	Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-
	Thuringen, & Wachovia Bank, 3.430%, 1/2/08 (a)	2,305,000
	Georgia State Ports Authority Revenue:
1,600,000	Colonels Island Terminal Project, LOC-Wachovia Bank, 3.550%, 1/3/08 (a)(b)	1,600,000
	Garden City Terminal Project, LOC-SunTrust Bank:
11,000,000	3.440%, 1/2/08 (a)	11,000,000
7,940,000	3.440%, 1/2/08 (a)	7,940,000
4,650,000	Griffin Spalding County, GA, Development Authority Revenue, Industrial
	Development, Woodland Industrial Inc., LOC-SunTrust Bank, 3.480%,
	1/3/08 (a)	4,650,000
	Gwinnett County, GA:
	Development Authority:
5,855,000	Greater Atlanta Christian School, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	5,855,000
14,500,000	Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	14,500,000
15,000,000	Development Authority Revenue, Greater Atlanta Christian Schools,
	LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	15,000,000
6,760,000	Houston County, GA, Hospital Authority Revenue, LOC-Wachovia Bank
	N.A., 3.500%, 1/3/08 (a)	6,760,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Georgia — 5.6% (continued)
$ 1,200,000	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
	3.550%, 1/3/08 (a)(b)	$1,200,000
	Macon-Bibb County, GA:
14,525,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-
	SunTrust Bank, 3.440%, 1/2/08 (a)	14,525,000
4,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central
	Georgia, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	4,000,000
	Metropolitan Atlanta Rapid Transit Authority, GA:
11,000,000	LOC-Dexia Credit Local, 3.050% due 7/8/08	11,000,000
31,695,000	Sales Tax Revenue, LOC-Bayerische Landesbank & Westdeutsche
	Landesbank, 3.380%, 1/2/08 (a)	31,695,000
	Municipal Electric Authority of Georgia:
37,650,000	3.270% due 1/14/08	37,650,000
8,150,000	General Resolution Projects Revenue, Refunding, MBIA, LOC-Bayerische
	Landesbank, Landesbank Hessen-Thuringen & Westdeutsche
	Landesbank, 3.380%, 1/2/08 (a)	8,150,000
12,180,000	Project One, FSA, 3.380%, 1/2/08 (a)	12,180,000
27,450,000	Private Colleges & Universities Authority, GA, Revenue, Refunding, Emory
	University, 3.440%, 1/3/08 (a)	27,450,000
14,500,000	Rabun County, GA, Development Authority Revenue, Nocoochee School
	Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	14,500,000
10,600,000	Richmond County Hospital Authority, University Health Services Inc.
	Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	10,600,000
4,900,000	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill
	Project, LOC-Wachovia Bank, 3.500%, 1/3/08 (a)	4,900,000
14,200,000	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
	FNMA-Collateralized, 3.440%, 1/2/08 (a)	14,200,000
3,515,000	Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc.
	Project, LOC-Branch Banking & Trust, 3.550%, 1/3/08 (a)(b)	3,515,000
4,210,000	Union County, GA, Development Authority Revenue, Boy Scouts of America
	Atlanta Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	4,210,000

	Total Georgia	530,165,000

Idaho — 0.3%
30,000,000	Idaho State, GO, TAN, 4.500% due 6/30/08	30,109,484

Illinois — 7.0%
	Chicago, IL, O’Hare International Airport:
8,500,000	LOC-Fortis Bank/Dexia Credit Local/Societe Generale/State Street Bank, 2.950% due 2/14/08	8,500,000
	GO:
15,000,000	FGIC, SPA-Landesbank Baden-Wurttemberg, 3.440%, 1/3/08 (a)	15,000,000
19,200,000	Neighborhoods Alive Project, MBIA, SPA-Depfa Bank PLC,
	3.420%, 1/3/08 (a)	19,200,000
10,900,000	Refunding Project, FSA, LOC-Dexia Credit Local, 3.430%, 1/3/08 (a)	10,900,000
18,000,000	Water & Revenue Second Lien Notes, LOC-JPMorgan Chase, 3.400%, 1/2/08 (a)	18,000,000
14,000,000	MFH Revenue, Central Station Project, LIQ FAC-FNMA, 3.520%,
	1/3/08 (a)(b)	14,000,000
3,255,000	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
	3.530%, 1/3/08 (a)(b)	3,255,000
39,934,000	O'Hare International Airport, LOC-Societe Generale, 3.400%, 1/2/08 (a)(b)	39,934,000
	O'Hare International Airport Revenue:
3,100,000	General Airport, LOC-Bayerische Landesbank, 3.400%, 1/2/08 (a)(b)	3,100,000
14,000,000	Refunding Bonds, Third Lien, MBIA, 5.000% due 1/2/08	14,000,000
44,900,000	Tax Increment Revenue, Tax Allocation Bonds, Near North
	Redevelopment Project, Senior Lien, LOC-Bank of New York,
	3.440%, 1/2/08 (a)	44,900,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Illinois — 7.0% (continued)
$ 39,755,000	Waterworks Revenue, Refunding, Second Lien, MBIA, SPA-Dexia
	Credit Local, 3.400%, 1/3/08 (a)	$39,755,000
	Cook County, IL:
500,000	Catholic Theological University Project, LOC-Harris Trust and Savings
	Bank, 3.430%, 1/2/08 (a)	500,000
6,700,000	GO, Capital Improvement, SPA-Depfa Bank PLC, 3.450%, 1/3/08 (a)	6,700,000
	IDR:
1,625,000	Kenneth Properties Project, LOC-LaSalle Bank, 3.530%, 1/3/08 (a)(b)	1,625,000
1,895,000	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.580%, 1/3/08 (a)(b)	1,895,000
7,185,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-
	Fifth Third Bank, 3.480%, 1/3/08 (a)	7,185,000
14,715,000	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-
	Fifth Third Bank, 3.420%, 1/3/08 (a)	14,715,000
	Illinois DFA:
2,000,000	Carmel High School Project, LOC-LaSalle Bank, 3.450%, 1/2/08 (a)	2,000,000
	IDR:
5,000,000	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 3.530%, 1/3/08 (a)(b)	5,000,000
2,195,000	Profile Packaging Inc. Project, LOC-LaSalle Bank, 3.580%, 1/3/08 (a)(b)	2,195,000
3,040,000	Six West Hubbard Street, LOC-LaSalle Bank, 3.500%, 1/2/08 (a)(b)	3,040,000
4,500,000	Jewish Federation of Metropolitan Chicago Projects, AMBAC, SPA-
	JPMorgan Chase, 3.750%, 1/2/08 (a)	4,500,000
4,500,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 3.470%, 1/3/08 (a)	4,500,000
3,940,000	Xavier University Project, LOC-LaSalle Bank, 3.450%, 1/3/08 (a)	3,940,000
	Illinois Finance Authority Revenue:
20,500,000	Alexian Brothers Health Systems C, FSA, SPA-Harris Bank, 3.390%,
	1/3/08 (a)	20,500,000
700,000	Alexian Brothers Health, LOC-Bank One N.A., 3.400%, 1/3/08 (a)	700,000
7,300,000	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 3.450%,
	1/3/08 (a)	7,300,000
7,500,000	LOC-Fifth Third Bank, Educational Facility de Salle Project, 3.460%, 1/4/08 (a)	7,500,000
9,000,000	Elmhurst College, LOC-Bank of America N.A., 3.480%, 1/3/08 (a)	9,000,000
7,000,000	GO, Latin School Project, LOC-JPMorgan Chase, 3.430%, 1/3/08 (a)	7,000,000
5,000,000	Illinois College, LOC-U.S. Bank, 3.440%, 1/3/08 (a)	5,000,000
4,000,000	Lake Forest Country Day School, LOC-Northern Trust Company,
	3.430%, 1/2/08 (a)	4,000,000
29,600,000	Landing at Plymouth Place, LOC-LaSalle Bank, 3.420%, 1/3/08 (a)	29,600,000
11,525,000	Latin School Project, LOC-JPMorgan Chase, 3.430%, 1/3/08 (a)	11,525,000
12,500,000	Monarch Landing Inc., LOC-Fifth Third Bank, 3.500%, 1/3/08 (a)	12,500,000
6,140,000	Northwestern Memorial Hospital, SPA-UBS AG, 3.500%, 1/2/08 (a)	6,140,000
1,100,000	Northwestern Memorial Refunding, SPA-Bank of Nova Scotia, 3.750%,
	1/2/08 (a)	1,100,000
9,265,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 3.380%, 1/2/08 (a)	9,265,000
3,000,000	Resurrection Health, LOC-LaSalle Bank N.A., 3.450%, 1/3/08 (a)	3,000,000
17,000,000	Smith Village Project, LOC-LaSalle Bank, 3.440%, 1/3/08 (a)	17,000,000
71,350,000	The Clare at Water Project, LOC-LaSalle Bank, 3.430%, 1/3/08 (a)	71,350,000
5,540,000	Uhlich Children's Advantage, LOC-JPMorgan Chase, 3.450%, 1/3/08 (a)	5,540,000
	YMCA Metropolitan Chicago Project:
8,300,000	LOC-Harris Bank, 3.430%, 1/2/08 (a)	8,300,000
9,500,000	LOC-Harris Trust & Savings Bank, 3.430%, 1/2/08 (a)	9,500,000
	Illinois Health Facilities Authority:
11,250,000	Pekin Memorial Hospital, LOC-Fifth Third Bank, 3.490%, 1/3/08 (a)	11,250,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Illinois — 7.0% (continued)
$ 7,175,000	Rosalind Franklin University of Medicine & Sciences, LOC-Bank One,
	3.450%, 1/2/08 (a)	$7,175,000
5,005,000	Swedish Covenant Hospital, LOC-LaSalle Bank, 3.380%, 1/2/08 (a)	5,005,000
7,500,000	University Chicago Hospitals, MBIA, LIQ-JPMorgan Chase, 3.750%,
	1/2/08 (a)	7,500,000
	Illinois Health Facilities Authority Revenue:
11,600,000	Gottlieb Health Resources Inc., LOC-Harris Trust, 3.450%, 1/2/08 (a)	11,600,000
15,000,000	Revolving Fund Pooled, LOC-JPMorgan Chase, 3.430%, 1/2/08 (a)	15,000,000
	Illinois Housing Development Authority:
400,000	MFH, Camelot, MBIA, SPA-JPMorgan Chase, 3.440%, 1/2/08 (a)(b)	400,000
6,215,000	MFH Revenue, Refunding, Mortgage, Hyde Park Tower, FNMA, LIQ-
	FNMA, 3.590%, 1/2/08 (a)(b)	6,215,000
10,200,000	Multi-Family Revenue, Lakeshore Plaza, MBIA, SPA-JPMorgan Chase,
	3.500%, 1/2/08 (a)	10,200,000
14,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 3.460%, 1/2/08 (a)	14,700,000
2,950,000	Libertyville, IL, Industrial Revenue, Fabrication Technologies, LOC-LaSalle
	Bank NA, 3.580%, 1/3/08 (a)(b)	2,950,000
3,300,000	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 3.550%,
	1/2/08 (a)(b)	3,300,000
10,800,000	Oak Forest Illinois Revenue, Weekly Mode-Homewood Pool, LOC- Fifth
	Third Bank, 3.440%, 1/4/08 (a)	10,800,000
1,170,000	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 3.530%,
	1/3/08 (a)(b)	1,170,000
4,725,000	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 3.580%,
	1/3/08 (a)(b)	4,725,000
1,700,000	Romeoville, IL, Revenue, Refunding, Lewis University, LOC-JPMorgan
	Chase, 3.750%, 1/2/08 (a)	1,700,000
10,960,000	Will County, IL, Environmental Revenue, Exxon Mobil Project, 3.650%,
	1/2/08 (a)(b)	10,960,000

	Total Illinois	658,809,000

Indiana — 1.4%
7,550,000	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-
	JPMorgan Chase, 3.440%, 1/4/08 (a)	7,550,000
	Indiana Health & Educational Facilities Financing Authority Revenue:
7,035,000	Refunding, Community Village Hartsfield, LOC-Harris N.A., 3.420%,
	1/3/08 (a)	7,035,000
11,000,000	Union Hospital Inc., LOC-Fifth Third Bank, 3.440%, 1/4/08 (a)	11,000,000
8,700,000	Indiana Health Facilities Financing Authority Revenue, Franciscan Eldercare
	Project, LOC-LaSalle Bank, 3.420%, 1/3/08 (a)	8,700,000
7,810,000	Indiana State Development Finance Authority Revenue, Educational
	Facilities, Heritage School Project, LOC-Keybank N.A., 3.430%, 1/2/08 (a)	7,810,000
9,400,000	Indiana State Development Finance Authority, Revenue, Educational Facility,
	Eiteljorg Museum, LOC-Bank One NA, 3.430%, 1/2/08 (a)	9,400,000
10,000,000	Indianapolis Airport Authority, LOC-State Street Bank/LOC Fortis Bank, 3.550% due 1/10/08	10,000,000
	Indianapolis, IN:
3,600,000	Local Public Improvement Bond Bank, Waterworks Project, MBIA,
	SPA-Depfa Bank PLC, 3.440%, 1/3/08 (a)	3,600,000
	Refunding:
12,000,000	Local Public Improvement Bond Bank, MBIA, SPA-Bank One
	N.A., 3.400%, 1/2/08 (a)	12,000,000
54,525,000	Waterworks Project, MBIA, SPA-Depfa Bank PLC, 3.440%, 1/3/08 (a)	54,525,000
1,000,000	St Joseph County, IN, EFA Revenue, University of Notre Dame, Du Lac
	Project, 3.350%, 1/3/08 (a)	1,000,000

	Total Indiana	132,620,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Iowa — 1.0%
$ 965,000	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank,
	3.800%, 1/2/08 (a)	$965,000
	Iowa Finance Authority:
	Hospital Facilities Revenue, Iowa Health Systems, AMBAC, SPA-
	Wachovia Bank:
7,360,000	3.440%, 1/2/08 (a)	7,360,000
1,865,000	3.450%, 1/2/08 (a)	1,865,000
4,800,000	MFH, SPA-Dexia Credit Local, 3.480%, 1/3/08 (a)(b)	4,800,000
20,500,000	Revenue, Refunding, Trinity Health, SPA-JPMorgan Chase/SPA Northern Trust, 3.400%, 1/3/08 (a)	20,500,000
6,000,000	Wesley Retirement Services Inc. Project, LOC-Wells Fargo Bank,
	3.420%, 1/3/08 (a)	6,000,000
	Iowa Higher Education Loan Authority Revenue:
8,600,000	MBIA, LIQ-JPMorgan Chase, 3.460%, 1/2/08 (a)	8,600,000
12,500,000	Private College Facility, Grinnell College, SPA-Northern Trust, 3.440%, 1/3/08 (a)	12,500,000
8,000,000	Private College, University of Dubuque, LOC-Northern Trust Company,
	3.750%, 1/2/08 (a)	8,000,000
25,000,000	Iowa State, TRAN, 4.000% due 6/30/08	25,090,646

	Total Iowa	95,680,646

Kansas — 0.8%
	Kansas State Department of Transportation Highway Revenue:
530,000	3.630%, 1/2/08 (a)	530,000
13,750,000	SPA-Dexia Credit Local & Westdeutsche Landesbank, 3.400%, 1/3/08 (a)	13,750,000
455,000	Kansas State Department of Transportation, KS, Transportation Highway
	Revenue, 3.330%, 1/2/08 (a)	455,000
6,765,000	Kansas State Development Finance Authority, Hospital Revenue, Adventist
	Health, Sunbelt, LOC-SunTrust Bank, 3.440%, 1/3/08 (a)	6,765,000
4,500,000	Prairie Village, KS, Multi-Family Revenue, Refunding, Corinth Place
	Apartments Project, FHLMC, LIQ-FHLMC, 3.490%, 1/3/08 (a)	4,500,000
45,000,000	Wichita, KS, GO, 4.500% due 2/7/08	45,034,714

	Total Kansas	71,034,714

Kentucky — 0.6%
3,000,000	Berea, KY, Educational Facilities Revenue, Berea College Project, 3.730%,
	1/2/08 (a)	3,000,000
2,715,000	Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-
	Branch Banking & Trust, 3.550%, 1/3/08 (a)(b)	2,715,000
5,600,000	Christian County Association of County Leasing Trust Lease Program, LOC-
	U.S. Bank NA, 3.750%, 1/2/08 (a)	5,600,000
1,000,000	Christian County, KY, Association of County Leasing Trust Lease Program,
	LOC-U.S. Bank N.A, 3.750%, 1/2/08 (a)	1,000,000
17,000,000	County of Allen, KY, Revenue, Camp Courageous Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	17,000,000
14,750,000	Georgetown, KY, Industrial Building Revenue, Refunding, Georgetown
	College Project, LOC-Fifth Third Bank, 3.440%, 1/4/08 (a)	14,750,000
9,800,000	Kentucky Housing Corp. Housing Revenue, 3.470%, 1/2/08 (a)(b)	9,800,000
2,700,000	Louisville & Jefferson County, KY, Regional Airport Authority, UPS
	Worldwide Forwarding, 3.800%, 1/2/08 (a)(b)	2,700,000

	Total Kentucky	56,565,000

Louisiana — 1.1%
20,000,000	Ascension Parish, LA, IDB Inc., Revenue, Geismar Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	20,000,000
4,000,000	Calcasieu Parish, LA, Public Trust Authority Solid Waste Disposal Revenue,
	WPT Corp. Project, LOC-Bank of America, 3.690%, 1/2/08 (a)(b)	4,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Louisiana — 1.1% (continued)
$ 11,520,000	Louisiana Local Government Environmental Facilities & CDA Revenue,
	Refunding, Healthcare Facilities Baton, LOC-LaSalle Bank, 3.480%,
	1/3/08 (a)	$11,520,000
13,110,000	Louisiana PFA Revenue, Comm-Care Louisiana Project, LOC-JPMorgan
	Chase, 3.450%, 1/3/08 (a)	13,110,000
	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
17,705,000	LOC-JPMorgan Chase, 3.440%, 1/2/08 (a)	17,705,000
	Refunding, Loop LLC Project, LOC-SunTrust Bank:
27,020,000	3.440%, 1/2/08 (a)	27,020,000
7,100,000	3.740%, 1/2/08 (a)	7,100,000
	St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project:
3,000,000	3.790%, 1/2/08 (a)(b)	3,000,000
2,100,000	3.850%, 1/2/08 (a)(b)	2,100,000

	Total Louisiana	105,555,000

Maine — 0.0%
1,360,000	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, LOC-
	SunTrust Bank, 3.600%, 1/2/08 (a)(b)	1,360,000

Maryland — 4.2%
49,100,000	Baltimore County, MD, Public Improvement BAN, TECP, LIQ-Westdeutsche
	Landesbank Girozentrale, 3.450% due 2/6/08	49,100,000
13,650,000	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
	Landesbank, 3.450%, 1/2/08 (a)	13,650,000
	Howard County, MD:
12,200,000	LOC-State Street Bank, 3.330% due 2/4/08	12,200,000
8,200,000	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
	3.420%, 1/3/08 (a)	8,200,000
6,650,000	Maryland CDA, Department of Housing & Community, SPA-Lloyds Bank
	PLC, 3.450%, 1/3/08 (a)(b)	6,650,000
	Maryland Health & Higher EFA:
21,216,000	Johns Hopkins University, 3.320% due 2/1/08	21,216,000
7,613,000	Johns Hopkins University, 3.340% due 2/4/08	7,613,000
2,750,000	Revenue, Gaudenzia Foundation, LOC-PNC Bank, 3.410%, 1/4/08 (a)	2,750,000
1,530,000	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	1,530,000
2,435,000	Maryland State Community Development Administration, Multi-Family
	Development Princess Project E, LOC-Bank of America, 3.400%, 1/2/08 (a)(b)	2,435,000
13,000,000	Maryland State Economic Development Corp., Lease Revenue, Constellation
	Energy Group, LOC-Wachovia Bank, 3.530%, 1/3/08 (a)(b)	13,000,000
	Maryland State Economic Development Corp. Revenue:
7,600,000	Constellation Energy Inc. Refunding, LOC-Wachovia Bank, 3.400%,
	1/3/08 (a)	7,600,000
5,600,000	Your Public Radio Corp. Project, LOC-PNC Bank, 3.410%, 1/4/08 (a)	5,600,000
	Maryland State Health & Higher EFA Revenue:
13,900,000	Johns Hopkins University, 3.380% due 3/6/08	13,900,000
21,100,000	Charlestown Community, LOC-Bank of America, 3.400%, 1/2/08 (a)	21,100,000
500,000	Gilman School, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	500,000
20,250,000	Holton-Arms School, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	20,250,000
1,000,000	Loyola College Maryland, LOC-Suntrust Bank, 3.440%, 1/2/08 (a)	1,000,000
10,000,000	Mercy Medical Center, LOC-Wachovia Bank NA, 3.420%, 1/3/08 (a)	10,000,000
9,280,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	9,280,000
69,395,000	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of
	America, 3.550%, 1/2/08 (a)(b)	69,395,000
15,000,000	Maryland State Transportation Authority Grant & Revenue Anticipation,
	Refunding, 4.500% due 3/1/08	15,020,191

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Maryland — 4.2% (continued)
	Montgomery County, MD:
$ 27,900,000	EDA Bonds, Howard Hughes Medical Institute Facilities, 3.440%, 1/2/08 (a)	$27,900,000
5,570,000	EDR, Georgetown Preparatory School, LOC-Bank of America N.A.,
	3.480%, 1/3/08 (a)	5,570,000
3,700,000	GO, BAN, Public Improvement, SPA-Dexia Credit Local, 3.700%,
	1/2/08 (a)	3,700,000
	Housing Opportunities Commission Housing Revenue:
6,000,000	Oakfield Apartments Issue I, FNMA, 3.450%, 1/2/08 (a)(b)	6,000,000
10,100,000	The Grand Issue I, LIQ-Fannie Mae, 3.390%, 1/2/08 (a)(b)	10,100,000
	Housing Opportunities Commission Multi-Family Revenue, Housing
	Development:
8,220,000	GNMA/FNMA/FHLMC, SPA-Depfa Bank PLC, 3.470%, 1/2/08 (a)(b)	8,220,000
1,015,000	SPA-Depfa Bank PLC, 3.350%, 1/2/08 (a)	1,015,000
1,000,000	Revenue, Sidwell Friends School, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	1,000,000
16,660,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal Life
	Care Community Inc., LOC-LaSalle Bank N.A., 3.420%, 1/3/08 (a)	16,660,000

	Total Maryland	392,154,191

Massachusetts — 4.8%
	Commonwealth of Massachusetts:
25,000,000	SPA-Bayerische Landesbank, 3.380% due 3/3/08	25,000,000
40,000,000	SPA-Dexia Credit Local, 3.330% due 3/4/08	40,000,000
96,000,000	GO, Refunding, LIQ-Landesbank Hessen-Thuringen, 3.400%, 1/3/08 (a)	96,000,000
16,900,000	Massachusetts Health & Education, Harvard University, 3.350% due 2/11/08	16,900,000
1,700,000	Massachusetts HEFA, Revenue, Pool Loan Program, LOC-Citizens Bank,
	3.420%, 1/3/08 (a)	1,700,000
	Massachusetts School Board Building Authority:
45,500,000	LOC-Bank of Nova Scotia, 3.320% due 2/1/08	45,500,000
38,500,000	LOC-Bank of Nova Scotia, 3.380% due 3/4/08	38,500,000
	Massachusetts State DFA, Revenue:
13,715,000	Clark University, AMBAC, SPA-Bank of America, 3.370%, 1/2/08 (a)	13,715,000
100,000	Harvard University, 3.600%, 1/2/08 (a)	100,000
6,000,000	Lasell College, LOC-Citizens Bank of MA, 3.440%, 1/3/08 (a)	6,000,000
2,500,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.470%, 1/3/08 (a)	2,500,000
3,900,000	MFH-Avalon Acton Apartments, FNMA, 3.470%, 1/3/08 (a)(b)	3,900,000
7,010,000	Phillips Academy, SPA-Bank of New York, 3.440%, 1/3/08 (a)	7,010,000
18,200,000	Smith College, SPA-Morgan Stanley, 3.400%, 1/3/08 (a)	18,200,000
7,700,000	St. Mark's School, LOC-Bank of America, 3.420%, 1/3/08 (a)	7,700,000
13,100,000	Wentworth Institute, AMBAC, SPA-State Street Bank & Trust Co.,
	3.510%, 1/3/08 (a)	13,100,000
4,400,000	Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group
	Project, LOC-Wachovia Bank N.A., 3.520%, 1/2/08 (a)(b)	4,400,000
21,500,000	Massachusetts State Health & Higher EFA Revenue, Harvard University, 3.400% due 3/12/08	21,500,000
	Massachusetts State HEFA:
1,600,000	Boston University, 3.340%, 1/2/08 (a)	1,600,000
2,000,000	Harvard University, 3.270%, 1/3/08 (a)	2,000,000
2,100,000	Pool Loan Program, LOC-Citizens Bank, 3.420%, 1/3/08 (a)	2,100,000
	Massachusetts State HEFA Revenue:
600,000	Amherst College, 3.320%, 1/3/08 (a)	600,000
10,000,000	Suffolk University, LOC-JPMorgan Chase, 3.490%, 1/3/08 (a)	10,000,000
5,650,000	Williams College, 3.420%, 1/2/08 (a)	5,650,000
27,490,000	Massachusetts State Housing Finance Agency Revenue, LOC-Lloyds TSB
	Bank PLC, 3.490%, 1/3/08 (a)(b)	27,490,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Massachusetts — 4.8% (continued)
$ 1,300,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
	SPA-Bank of America, 3.400%, 1/2/08 (a)	$1,300,000
3,390,000	Massachusetts State Water Resources Authority, Multi-Modal, General
	Subordinated, FGIC, SPA-Bayerische Landesbank, 3.450%, 1/2/08 (a)	3,390,000
	Massachusetts State, GO:
7,500,000	Central Artery, SPA-Landesbank Baden-Wuerttenburg, 3.750%, 1/2/08 (a)	7,500,000
	Consolidated Loan:
1,800,000	SPA-Bank of America, 3.730%, 1/2/08 (a)	1,800,000
600,000	SPA-Dexia Credit Local, 3.730%, 1/2/08 (a)	600,000
11,015,000	SPA-Landesbank Hessen-Thuringen, 3.350%, 1/3/08 (a)	11,015,000
14,410,000	Massachusetts Water Resources Authority, Multi Modal, AMBAC,
	SPA-Bank of Nova Scotia/Dexia Credit Local, 3.400%, 1/2/08 (a)	14,410,000

	Total Massachusetts	451,180,000

Michigan — 2.2%
5,300,000	Detroit, MI, Sewer Disposal Revenue, Refunding, FSA, LIQ-Dexia Credit
	Local, 3.380%, 1/3/08 (a)	5,300,000
6,030,000	Kent Hospital Finance Authority, MI, Michigan Limited Obligation Revenue,
	Pine Rest Christian Health, LOC-Fifth Third Bank, 3.440%, 1/4/08 (a)	6,030,000
2,000,000	Michigan Higher Education Facilities Authority, Refunding Ltd. Obligation
	University Detroit, LOC-JPMorgan Chase, 3.750%, 1/2/08 (a)	2,000,000
	Michigan Higher EFA, Refunding, Ltd. Obligation Calvin, LOC-JPMorgan
	Chase Bank:
20,000,000	3.440%, 1/4/08 (a)	20,000,000
20,000,000	3.440%, 1/4/08 (a)	20,000,000
5,000,000	Michigan State, HDA, SPA-Depfa Bank PLC, 3.460%, 1/2/08 (a)	5,000,000
25,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	25,193,979
	Michigan State Hospital Finance Authority Revenue:
7,500,000	Ltd. Obligation Radiation, LOC-Fifth Third Bank, 3.440%, 1/4/08 (a)	7,500,000
	Trinity Health Credit:
1,400,000	SPA-Bank of America N.A., 3.760%, 1/2/08 (a)	1,400,000
13,825,000	SPA-Bank of Nova Scotia, 3.700%, 1/2/08 (a)	13,825,000
12,500,000	Michigan State Housing Development Authority Housing Revenue, MBIA,
	LIQ-Landesbank Hessen-Thuringen, 3.500%, 1/3/08 (a)(b)	12,500,000
10,800,000	Michigan State Strategic Fund, Grand Rapid Christian School, LOC-Fifth
	Third Bank, 3.440%, 1/4/08 (a)	10,800,000
	Michigan State University Revenue:
5,180,000	3.500%, 1/2/08 (a)	5,180,000
2,300,000	SPA-Landesbank Hessen-Thuringen, 3.370%, 1/2/08 (a)	2,300,000
4,050,000	Michigan Technological University Revenue, AMBAC, SPA-Depfa Bank
	PLC, 3.500%, 1/2/08 (a)	4,050,000
11,515,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank
	Hessen-Thuringen, 3.400%, 1/3/08 (a)	11,515,000
4,835,000	Northern Michigan University, MI, Revenue, General, AMBAC, SPA-Depfa
	Bank PLC, 3.780%, 1/2/08 (a)	4,835,000
695,000	Royal Oak, MI, Hospital Finance Authority, Revenue, Refunding, William
	Beaumont Hospital, AMBAC, SPA-Morgan Stanley, 3.750%, 1/2/08 (a)	695,000
5,635,000	Southfield, MI, Economic Development, Lawrence Tech University Project,
	LOC-JPMorgan Chase, 3.460%, 1/2/08 (a)	5,635,000
	University of Michigan:
21,130,000	3.360% due 2/6/08	21,130,000
12,390,000	3.420% due 2/6/08	12,390,000
	Revenue:
	Hospital:
5,750,000	3.730%, 1/2/08 (a)	5,750,000
4,535,000	3.450%, 1/3/08 (a)	4,535,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Michigan — 2.2% (continued)
$ 200,000	Medical Service Plan, 3.730%, 1/2/08 (a)	$200,000
700,000	Refunding, Hospital, 3.730%, 1/2/08 (a)	700,000

	Total Michigan	208,463,979

Minnesota — 1.4%
5,090,000	Bloomington, MN, MFH, Norlan Partners LP, LIQ-FNMA, 3.520%, 1/3/08 (a)(b)	5,090,000
2,910,000	Crystal, MN, MFH, FHLMC, LIQ-FHLMC, 3.640%, 1/3/08 (a)(b)	2,910,000
	Minneapolis & St. Paul, MN, Airport:
3,500,000	LOC-WestLB AG, 3.310% due 2/1/08	3,500,000
1,500,000	Housing Redevelopment Authority Health Care System, Allina Health
	Systems, SPA-Bank of New York, MBIA, 3.500%, 1/2/08 (a)	1,500,000
7,360,000	Minneapolis City, MN, Health Care System Revenue, Fairview Health
	Services, AMBAC, SPA-Royal Bank of Canada, 3.450%, 1/2/08 (a)	7,360,000
	Minnesota Housing Finance Agency:
19,555,000	Residential Housing Finance, SPA-Lloyds TSB Bank, 3.480%, 1/3/08 (a)(b)	19,555,000
7,025,000	Residential Housing, SPA-Lloyds TSB Bank, 3.480%, 1/3/08 (a)(b)	7,025,000
8,500,000	Minnesota School Districts Tax & Aid Anticipation Borrowing Program, Aid
	Anticipation CTFS Indebtedness, 4.500% due 8/28/08	8,546,014
	Regents of the University:
29,575,000	3.500% due 1/2/08	29,575,000
12,365,000	3.550% due 1/2/08	12,365,000
11,500,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 3.440%, 1/3/08 (a)	11,500,000
15,100,000	St. Louis Park, MN, Health Care Facilities Revenue, Park Nicolett Health
	Service, AMBAC, SPA-Wells Fargo Bank, 3.400%, 1/3/08 (a)	15,100,000
10,000,000	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland
	Ridge Project, FHLMC, LIQ-FHLMC, 3.500%, 1/3/08 (a)	10,000,000
1,015,000	University of Minnesota, SPA-JPMorgan Chase, 3.400%, 1/2/08 (a)	1,015,000

	Total Minnesota	135,041,014

Mississippi — 0.6%
	Mississippi Business Finance Corp., Gulf Opportunity Zone, Chevron USA Inc.
	Project:
12,000,000	3.400%, 1/2/08 (a)	12,000,000
10,000,000	3.440%, 1/2/08 (a)	10,000,000
35,000,000	Mississippi Business Finance Corp., Gulf Opportunity Zone, SG Resources
	Mississippi LLC Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	35,000,000
1,000,000	Mississippi Development Bank, Special Obligation, Refunding, East
	Mississippi Correction Facility, FGIC, SPA-Royal Bank of Canada,
	3.480%, 1/3/08 (a)	1,000,000

	Total Mississippi	58,000,000

Missouri — 1.8%
22,050,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA, SPA WestLB AG, 3.400%, 1/2/08 (a)	22,050,000
35,000,000	Curators of the University of Missouri, Capital Projects Notes, 4.500% due
	6/30/08	35,133,096
7,850,000	Kansas City, MO, IDA, Revenue, Ewing Marion Kauffman, 3.750%, 1/2/08 (a)	7,850,000
	Missouri Development Finance Board:
2,100,000	Cultural Facilities Revenue, Nelson Gallery Foundation, MBIA, SPA-
	JPMorgan Chase, 3.750%, 1/2/08 (a)	2,100,000
6,650,000	MO, Kauffman Center, SPA-Bank of America, 3.740%, 1/2/08 (a)	6,650,000
	Missouri Higher Education Loan Authority:
26,700,000	Refunding, MBIA, SPA-Bank of America, 3.550%, 1/2/08 (a)(b)	26,700,000
5,000,000	Student Loan Revenue, MBIA, SPA-Depfa Bank PLC, 3.530%, 1/3/08 (a)(b)	5,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Missouri — 1.8% (continued)
	Missouri State HEFA:
$ 1,100,000	Health Facilities Revenue, SSM Health Care, FSA, SPA-UBS AG,
	3.500%, 1/2/08 (a)	$1,100,000
	Revenue:
5,600,000	BJC Health Systems, SPA-Bank of Nova Scotia & JP Morgan Chase
	Bank, 3.750%, 1/2/08 (a)	5,600,000
580,000	St. Francis Medical Center, LOC-Bank of America N.A., 3.750%,
	1/2/08 (a)	580,000
	Washington University:
	SPA-Dexia Credit Local:
3,000,000	3.730%, 1/2/08 (a)	3,000,000
4,220,000	3.750%, 1/2/08 (a)	4,220,000
2,600,000	SPA-JPMorgan Chase, 3.750%, 1/2/08 (a)	2,600,000
4,600,000	Washington University, SPA-JPMorgan Chase, 3.730%, 1/2/08 (a)	4,600,000
	St. Charles County, MO:
600,000	IDA, IDR, Casalon Apartments Project, FNMA-Collateralized, 3.440%,
	1/3/08 (a)	600,000
1,400,000	Public Water Supply, District No. 2, COP, LOC-Bank of America NA,
	3.480%, 1/3/08 (a)	1,400,000
	St. Louis County, MO, IDA:
4,000,000	MFH Revenue, Black Forest Apartments Project, FNMA, LIQ-FNMA,
	3.520%, 1/3/08 (a)(b)	4,000,000
9,500,000	Parque Carondelet Apartment Project, LIQ-FHLMC, 3.560%, 1/3/08 (a)(b)	9,500,000
18,000,000	Pelican Cove Project, LIQ-FNMA, 3.440%, 1/3/08 (a)	18,000,000
10,000,000	Refunding, Merchandise Mart, LIQ-FHLMC, 3.520%, 1/3/08 (a)(b)	10,000,000
500,000	University of Missouri, University Revenues, System Facilities, 3.750%,
	1/2/08 (a)	500,000

	Total Missouri	171,183,096

Montana — 0.0%
2,400,000	Montana State HFA Revenue, Health Care Pooled Loan Program, FGIC,
	SPA-Wells Fargo Bank, 3.500%, 1/3/08 (a)	2,400,000

Nebraska — 0.8%
15,445,000	American Public Energy Agency Nebraska, Gas Supply Revenue, SPA-
	Societe Generale, 3.500%, 1/3/08 (a)	15,445,000
6,000,000	Nebraska IFA, MFH Riverbend Apartments Project, LOC-LaSalle Bank,
	3.580%, 1/3/08 (a)(b)	6,000,000
47,900,000	Nebraska Public Power District, LOC-Bank of Nova Scotia, 3.400% due 3/3/08	47,900,000
10,000,000	Scotts Bluff County, NE, Hospital Authority, Revenue, Refunding, Regional
	West Medical Center, LOC-Keybank N.A., 3.480%, 1/3/08 (a)	10,000,000

	Total Nebraska	79,345,000

Nevada — 1.3%
	Carson City, NV, Hospital Revenue:
9,200,000	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 3.420%, 1/3/08 (a)	9,200,000
29,900,000	Tahoe Hospital Project, LOC-U.S. Bank, 3.420%, 1/3/08 (a)	29,900,000
1,500,000	Director State of Nevada, Department of Business & Industry PCR, Barrick
	Goldstrike Mines, LOC- Royal Bank of Canada, 3.550%, 1/2/08 (a)(b)	1,500,000
	Las Vegas Valley, NV, Water District:
10,000,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.600% due 1/2/08	10,000,000
3,100,000	GO, Water Improvement, SPA-Dexia Credit Local, 3.500%, 1/2/08 (a)	3,100,000
	Las Vegas, NV, Water District:
5,000,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.500% due 1/2/08	5,000,000
10,000,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.550% due 1/2/08	10,000,000
8,500,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.400% due 3/10/08	8,500,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Nevada — 1.3% (continued)
$ 16,500,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.340% due 3/11/08	$16,500,000
7,200,000	LOC-BNP Paribas/LOC Lloyds TSB Bank, 3.400% due 3/11/08	7,200,000
3,170,000	Nevada Housing Division, Multi-Unit Housing Revenue, LOC-Wachovia
	Bank N.A., 3.550%, 1/3/08 (a)(b)	3,170,000
	Tuckee Meadows, NV, Water Authority:
5,950,000	LOC-Lloyds TSB Bank, 3.350% due 3/10/08	5,950,000
10,250,000	LOC-Lloyds TSB Bank, 3.050% due 6/24/08	10,250,000

	Total Nevada	120,270,000

New Hampshire — 0.6%
	New Hampshire HEFA Revenue:
1,000,000	Dartmouth College, SPA-JPMorgan Chase, 3.750%, 1/2/08 (a)	1,000,000
10,430,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.440%,
	1/3/08 (a)	10,430,000
25,000,000	Phillips Exeter Academy, SPA-JPMorgan Chase Bank, 3.440%, 1/3/08 (a)	25,000,000
2,000,000	Refunding Dartmouth College, SPA JPMorgan Chase Bank, 3.750%,
	1/2/08 (a)	2,000,000
	New Hampshire State Business Finance Authority:
14,000,000	Lonza Biologics Inc., LOC-Deutsche Bank, 3.510%, 1/3/08 (a)(b)	14,000,000
1,700,000	Luminescent Systems Inc., LOC-HSBC Holding PLC, 3.450%, 1/2/08 (a)(b)	1,700,000
1,500,000	New Hampshire State, HEFA Revenue, Dartmouth College, SPA-JPMorgan
	Chase, 3.380%, 1/2/08 (a)	1,500,000

	Total New Hampshire	55,630,000

New Jersey — 1.2%
15,247,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	15,369,484
2,155,000	New Jersey EDA Revenue, Refunding, Senior Mortgage Arbor Glen, LOC-
	Sovereign Bank FSB & Lloyds TSB Bank PLC, 3.000%, 1/2/08 (a)	2,155,000
	New Jersey State Turnpike Authority Revenue:
14,550,000	FSA, SPA-Dexia Credit Local, 3.350%, 1/2/08 (a)	14,550,000
300,000	Refunding C-1, FSA, SPA-Westdeutsche Landesbank, 3.350%, 1/2/08 (a)	300,000
15,000,000	Passaic County, NJ, BAN, 4.000% due 5/14/08	15,036,533
68,500,000	State of New Jersey, TRAN, 4.500% due 6/24/08	68,784,002

	Total New Jersey	116,195,019

New Mexico — 0.7%
61,000,000	New Mexico State, TRAN, 4.500% due 6/30/08	61,225,331

New York — 0.6%
	Long Island, NY, Power Authority:
2,100,000	Electric System Revenue, Subordinated, MBIA, SPA-Fortis Bank
	SA/NV, 3.270%, 1/2/08 (a)	2,100,000
1,000,000	Subordinated, LOC-Bayerische Landesbank & Landesbank Baden-
	Wurttemberg, 3.350%, 1/2/08 (a)	1,000,000
19,000,000	MTA, LOC-ABN Amro Bank NV, 3.050% due 7/8/08	19,000,000
1,000,000	MTA of New York, Revenue, Subordinated, LOC-Fortis Bank NY, 3.370%,
	1/3/08 (a)	1,000,000
1,000,000	Nassau Health Care Corp., Refunding, FSA, SPA-Dexia Credit Local,
	3.380%, 1/3/08 (a)	1,000,000
	New York City, NY:
1,095,000	GO, LOC-WestLB AG, 3.250%, 1/2/08 (a)	1,095,000
16,400,000	Subordinated, LOC-Royal Bank of Scotland, 3.340%, 1/3/08 (a)	16,400,000
1,000,000	MFA Water & Sewer System Revenue, Second General Resolution, SPA-
	Bank of Nova Scotia, 3.600%, 1/2/08 (a)	1,000,000
1,000,000	TFA, New York City Recovery Project Revenue, Subordinated, LIQ-
	Dexia, 3.600%, 1/2/08 (a)	1,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

New York — 0.6% (continued)
$ 1,000,000	New York State Dormitory Authority Revenue, Court Facilities Lease, LOC-
	Bayerische Landesbank, 3.430%, 1/2/08 (a)	$1,000,000
1,000,000	New York State Housing Finance Agency Revenue, 350 West 43rd Street
	Housing, LOC-Landesbank Hessen-Thuringen, 3.530%, 1/2/08 (a)(b)	1,000,000
5,900,000	New York State Mortgage Agency Revenue, Homeowner Mortgage, SPA-
	Dexia Credit Local, 3.660%, 1/2/08 (a)(b)	5,900,000

	Total New York	51,495,000

North Carolina — 4.0%
	Buncombe County, NC, GO, SPA-Wachovia Bank:
13,000,000	3.500%, 1/3/08 (a)	13,000,000
1,350,000	3.650%, 1/3/08 (a)	1,350,000
	Charlotte, NC:
3,700,000	COP, Refunding Convention Facility Project B, SPA-Wachovia Bank
	N.A., 3.480%, 1/3/08 (a)	3,700,000
23,150,000	Water & Sewer System Revenue, SPA-Depfa Bank PLC, 3.430%, 1/3/08 (a)	23,150,000
7,700,000	Forsyth County, NC, Industrial Facilities & Pollution Control Financing
	Authority Revenue, Ltd. Obligation, Industrial Silvio Property, LOC-
	Fifth Third Bank, 3.450%, 1/4/08 (a)(b)	7,700,000
	Guilford County, NC, GO:
5,900,000	SPA-Dexia Credit Local, 3.420%, 1/3/08 (a)	5,900,000
32,395,000	SPA-Wachovia Bank, 3.480%, 1/3/08 (a)	32,395,000
	Mecklenburg County, NC, COP:
7,000,000	LOC-Landesbank Hessen-Thuringen, 3.700%, 1/2/08 (a)	7,000,000
16,170,000	SPA-Depfa Bank PLC, 3.430%, 1/3/08 (a)	16,170,000
2,080,000	SPA-Landesbank Hessen-Thuringen, 3.480%, 1/3/08 (a)	2,080,000
	New Hanover County, NC:
27,200,000	COP, SPA-Depfa Bank PLC, 3.430%, 1/3/08 (a)	27,200,000
5,860,000	Hospital Revenue, Refunding, New Hanover Regional, FSA, SPA-
	Wachovia Bank, 3.430%, 1/2/08 (a)	5,860,000
1,200,000	North Carolina Agricultural Financial Authority, Agricultural Development
	Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 3.550%,
	1/3/08 (a)(b)	1,200,000
	North Carolina Capital Facilities Finance Agency:
19,080,000	Duke Energy Carolinas Project B, SPA-Wachovia Bank, 3.480%, 1/3/08 (a)(b)	19,080,000
	Educational Facilities Revenue:
2,500,000	Duke School For Children, LOC-Bank of America, 3.480%, 1/3/08 (a)	2,500,000
10,800,000	Mars Hill College, LOC-Wachovia Bank N.A., 3.450%, 1/3/08 (a)	10,800,000
6,165,000	Shaw University, LOC-Bank of America, 3.480%, 1/3/08 (a)	6,165,000
10,750,000	Recreational Facilities Revenue, YMCA Guarantee Charlotte Project,
	LOC-Wachovia Bank N.A., 3.480%, 1/3/08 (a)	10,750,000
5,000,000	Solid Waste Disposal Revenue, Duke Energy Carolinas Project, LOC-
	Wachovia Bank, 3.530%, 1/3/08 (a)(b)	5,000,000
	North Carolina Capital Facilities Finance Agency Revenue:
8,905,000	Elon University, LOC-Bank of America N.A., 3.480%, 1/2/08 (a)	8,905,000
18,000,000	St. Mary's School, LOC-Wachovia Bank, 3.480%, 1/3/08 (a)	18,000,000
16,400,000	YMCA of the Triangle Area, LOC-Wachovia Bank N.A., 3.480%, 1/3/08 (a)	16,400,000
3,715,000	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia Bank,
	3.480%, 1/3/08 (a)	3,715,000
5,135,000	North Carolina HFA, Home Ownership, FSA, SPA-Bank of America,
	3.480%, 1/2/08 (a)(b)	5,135,000
12,530,000	North Carolina Medical Care Commission, Duke University Hospital, LOC-
	Wachovia Bank, 3.420%, 1/3/08 (a)	12,530,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

North Carolina — 4.0% (continued)
$ 35,870,000	North Carolina State Education Assistance Authority, Student Loan,
	AMBAC, SPA-Wachovia Bank, 3.480%, 1/3/08 (a)(b)	$35,870,000
	North Carolina State, GO:
46,955,000	SPA-Bayerische Landesbank, 3.410%, 1/2/08 (a)	46,955,000
2,785,000	Public Improvement, SPA-Landesbank Hessen-Thurgin, 3.420%, 1/2/08 (a)	2,785,000
1,000,000	Refunding, LOC-Landesbank Baden-Wurttemberg, 3.350%, 1/2/08 (a)	1,000,000
2,800,000	Richmond County, NC, Industrial Facilities & PCFA Revenue, Ritz Craft
	Corp. Inc. Facility, LOC-PNC Bank N.A., 3.450%, 1/4/08 (a)(b)	2,800,000
13,600,000	Union County, NC, GO, SPA-Depfa Bank PLC, 3.420%, 1/3/08 (a)	13,600,000
3,310,000	Wake County, NC, GO, SPA-Landesbank Hessen-Thuringen, 3.420%, 1/3/08 (a)	3,310,000

	Total North Carolina	372,005,000

North Dakota — 0.1%
200,000	Grand Forks, ND, Hospital Facilities Revenue, United Hospital Obligation
	Group Project, LOC-Lasalle National Bank, 3.660%, 1/2/08 (a)	200,000
5,000,000	North Dakota State Housing Finance Agency, Revenue, Housing Finance
	Program Home Mortgage, SPA-KBC Bank, 3.540%, 1/2/08 (a)(b)	5,000,000

	Total North Dakota	5,200,000

Ohio — 2.6%
8,870,000	American Municipal Power-Ohio Inc., Combustion Turbine Project, LOC-
	Keybank N.A., 3.430%, 1/3/08 (a)	8,870,000
20,000,000	Cleveland, OH, Municipal School District, GO, BAN, 4.000% due 7/30/08	20,075,530
5,000,000	Cleveland-Cuyahoga County, OH, Cleveland Museum of Art Project, SPA-
	JPMorgan Chase, 3.420%, 1/3/08 (a)	5,000,000
3,000,000	Columbus, OH, GO, San Sewer, 3.330%, 1/3/08 (a)	3,000,000
1,200,000	County of Montgomery, OH, Revenue, Catholic Health Initiatives, SPA-Bank
	of New York, 3.380%, 1/2/08 (a)	1,200,000
6,900,000	Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth Systems
	Project, LOC-Keybank N.A., 3.480%, 1/3/08 (a)	6,900,000
11,215,000	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of
	Dublin, LOC-ABN AMRO, 3.420%, 1/3/08 (a)	11,215,000
4,130,000	Lakewood, OH, Educational Facilities Revenue, St. Edward High School
	Project, LOC-Fifth Third Bank, 3.450%, 1/3/08 (a)	4,130,000
	Montgomery County, OH, Revenue, Catholic Health Initiatives:
17,800,000	3.400%, 1/2/08 (a)	17,800,000
5,530,000	3.400%, 1/2/08 (a)	5,530,000
	Ohio State GO:
4,300,000	Common Schools, 3.380%, 1/2/08 (a)	4,300,000
2,900,000	3.370%, 1/2/08 (a)	2,900,000
16,600,000	3.410%, 1/2/08 (a)	16,600,000
2,100,000	Refunding, 3.380%, 1/2/08 (a)	2,100,000
32,400,000	Ohio State Air Quality Development Authority, Revenue, Refunded,
	Pollution, First Energy, LOC-Wachovia Bank N.A., 3.520%, 1/2/08 (a)(b)	32,400,000
	Ohio State Higher Educational Facilities:
9,835,000	Commission Revenue, Higher Educational Facility-Pooled Program,
	LOC-Fifth Third Bank, 3.440%, 1/3/08 (a)	9,835,000
7,295,000	Marietta College Project, LOC-JPMorgan Chase, 3.450%, 1/3/08 (a)	7,295,000
8,150,000	Pooled Financing Program, LOC-Fifth Third Bank, 3.440%, 1/3/08 (a)	8,150,000
8,000,000	Ohio State Major New State Infrastructure Project Revenue, 4.250% due
	6/15/08	8,032,101
11,000,000	Ohio State University, 2.930% due 3/7/08	11,000,000
10,200,000	Ohio State Water Development Authority, PCR, Refunding, Firstenergy
	Project, LOC-Barclay Bank PLC, 3.430%, 1/3/08 (a)(b)	10,200,000
20,000,000	Ohio State Water Nuclear Development Authority, PCR, Refunding,
	Firstenergy Nuclear Project, LOC-Wachovia Bank, 3.470%, 1/2/08 (a)	20,000,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Ohio — 2.6% (continued)
$ 7,105,000	Refunding, Infrastructure Improvement, 3.380%, 1/2/08 (a)	$7,105,000
15,000,000	Ohio State, Higher Educational Facilities Revenue, Ohio Dominican
	University Project, LOC-JPMorgan Chase, 3.450%, 1/3/08 (a)	15,000,000
1,700,000	Ohio State, PCR, Refunding, Sohio Air Project, 3.750%, 1/2/08 (a)	1,700,000
1,400,000	Paulding County, OH, Solid Waste Disposal, Lafarge Corp. Project, LOC-
	Bayerische Landesbank, 3.660%, 1/2/08 (a)(b)	1,400,000
395,000	University of Akron, OH, General Receipts, FGIC, SPA-Dexia Credit Local,
	3.480%, 1/3/08 (a)	395,000

	Total Ohio	242,132,631

Oklahoma — 0.8%
17,100,000	Oklahoma Development Finance Authority Revenue, ConocoPhillips Co.
	Project, 3.580%, 1/2/08 (a)(b)	17,100,000
	Oklahoma State Student Loan Authority MBIA:
31,625,000	LIQ-JPMorgan Chase, 3.550%, 1/2/08 (a)(b)	31,625,000
30,455,000	SPA-JPMorgan Chase, 3.550%, 1/2/08 (a)(b)	30,455,000

	Total Oklahoma	79,180,000

Oregon — 1.9%
	City of Salem, OR, Water & Sewer:
10,000,000	LOC-Fortis Bank, 3.400% due 1/2/08	10,000,000
10,000,000	LOC-Fortis Bank, 3.450% due 1/2/08	10,000,000
20,000,000	LOC-Fortis Bank, 3.450% due 1/9/08	20,000,000
15,150,000	Gilliam County, OR, Solid Waste Disposal Revenue, Waste Management Inc.
	Project, LOC-JPMorgan Chase, 3.530%, 1/3/08 (a)(b)	15,150,000
20,000,000	Klamath Falls, OR, Electric Revenue, Klamath Cogen, 5.875% due 1/1/09 (c)(d)	20,905,124
1,100,000	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
	LOC-KBC Bank, 3.750%, 1/2/08 (a)	1,100,000
	Multnomah County, OR:
15,000,000	GO, TRAN, 4.250% due 6/30/08	15,036,940
7,000,000	Hospital Facilities Authority Revenue, Terwilliger Plaza Project, LOC-
	Bank of America N.A., 3.430%, 1/3/08 (a)	7,000,000
7,500,000	Oregon State, Veterans Welfare, SPA-Dexia Credit Local, 3.750%, 1/2/08 (a)(b)	7,500,000
	Oregon State Department of Transportation Highway User Tax Revenue Subordinated Lien:
135,000	LOC-Dexia Credit Local, 3.420%, 1/3/08 (a)	135,000
15,000,000	SPA-Dexia Credit Local, 3.420%, 1/3/08 (a)	15,000,000
2,100,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-
	U.S. Bank, 3.490%, 1/3/08 (a)	2,100,000
	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local:
3,500,000	3.700%, 1/2/08 (a)	3,500,000
1,600,000	3.700%, 1/2/08 (a)	1,600,000
	Oregon State Housing & Community Services:
	Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.:
5,000,000	3.550%, 1/2/08 (a)(b)	5,000,000
5,000,000	3.550%, 1/3/08 (a)(b)	5,000,000
10,500,000	Single-Family Mortgage, SPA-State Street Bank & Trust Co., 3.550%,
	1/2/08 (a)(b)	10,500,000
12,900,000	Port of Portland Special Obligation Revenue, Horizon Air Insurance Inc.
	Project, LOC-Bank of America NA, 3.720%, 1/2/08 (a)(b)	12,900,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Oregon — 1.9% (continued)
$ 17,000,000	Port of Portland, OR, Special Obligation Revenue, Refunding, Portland Bulk
	Terminal, LOC-Canadian Imperial Bank, 3.460%, 1/3/08 (a)(b)	$17,000,000

	Total Oregon	179,427,064

Pennsylvania — 6.7%
25,900,000	Allegheny County, PA, IDA Revenue, UPMC Childrens Hospital, SPA-
	JPMorgan Chase, 3.420%, 1/3/08 (a)	25,900,000
	Beaver County, PA:
10,200,000	FSA, SPA-Dexia Credit Local, 3.450%, 1/3/08 (a)	10,200,000
21,700,000	IDA, PCR, Revenue, FirstEnergy, LOC-Barclays Bank PLC, 3.410%,
	1/2/08 (a)	21,700,000
5,275,000	Cambria County, PA, IDA Revenue, American National Red Cross,
	AMBAC, SPA-SunTrust Bank, 3.310%, 1/2/08 (a)	5,275,000
4,570,000	Chartiers Valley, PA, Industrial & Commercial Development Authority
	Revenue, Refunding, Asbury Place, LOC-Fifth Third Bank, 3.450%,
	1/3/08 (a)	4,570,000
2,400,000	Emmaus, PA, General Authority Revenue, LOC-Depfa Bank PLC, 3.500%,
	1/2/08 (a)	2,400,000
8,050,000	Erie, PA, Water Authority Revenue, FSA, SPA-JPMorgan Chase, 3.420%,
	1/3/08 (a)	8,050,000
20,000,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System,
	LOC-PNC Bank, 3.420%, 1/3/08 (a)	20,000,000
7,000,000	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank,
	3.410%, 1/3/08 (a)	7,000,000
	Geisinger Authority, PA, Health System Revenue:
600,000	Geisinger Health System, SPA-Bank of America, 3.750%, 1/2/08 (a)	600,000
700,000	Geisinger Health System, SPA-Wachovia Bank, 3.750%, 1/2/08 (a)	700,000
	Harrisburg, PA:
500,000	Authority School Revenue, Harrisburg Project, AMBAC, SPA-
	Westdeutsche Landesbank AG, 3.420%, 1/3/08 (a)	500,000
11,980,000	School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit Local,
	3.430%, 1/3/08 (a)	11,980,000
1,500,000	Indiana County, PA, IDA, PCR, Refunding Exelon Generation, LOC-BNP
	Paribas, 3.720%, 1/2/08 (a)(b)	1,500,000
1,600,000	Lampeter-Strasburg, PA, School District, FSA, SPA-Royal Bank of Canada,
	3.440%, 1/3/08 (a)	1,600,000
12,870,000	Lancaster County Hospital Authority Revenue, Health Center, Masonic
	Homes, AMBAC, LIQ-Wachovia Bank N.A., 3.450%, 1/2/08 (a)	12,870,000
	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of
	Canada:
9,000,000	3.440%, 1/3/08 (a)	9,000,000
8,550,000	3.440%, 1/3/08 (a)	8,550,000
24,800,000	Manheim, PA, CSD, GO, FSA, SPA-Dexia Credit Local, 3.440%, 1/3/08 (a)	24,800,000
	Montgomery County, PA IDA:
6,600,000	Refunding, Peco, LOC-Wachovia Bank, 3.500%, 1/3/08 (a)(b)	6,600,000
17,500,000	Revenue, Lasalle College, LOC-PNC Bank N.A., 3.420%, 1/3/08 (a)	17,500,000
8,205,000	North Lebanon, PA, Municipal Sewer Revenue, FSA, SPA-Dexia Credit
	Local, 3.450%, 1/3/08 (a)	8,205,000
3,200,000	North Wales Pennsylvania Water Authority, FSA, SPA-Dexia Credit Local,
	3.650%, 1/3/08 (a)	3,200,000
3,500,000	Northampton County, PA, Pennsylvania HFA, Single Family Mortgage, LOC-
	Depfa Bank PLC, 3.450%, 1/2/08 (a)(b)	3,500,000
9,300,000	Pennsylvania Higher EFA, AMBAC, LIQ-PNC Bank, 3.420%, 1/3/08 (a)	9,300,000
	Pennsylvania Housing Finance Agency:
	Single-Family Mortgage:
2,135,000	SPA-Landesbank Hessen, 3.460%, 1/2/08 (a)(b)	2,135,000
2,020,000	SPA-Landesbank Hessen-Thuringen, 3.460%, 1/2/08 (a)(b)	2,020,000
4,400,000	SPA-Dexia Credit Local, 3.460%, 1/2/08 (a)(b)	4,400,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Pennsylvania — 6.7% (continued)
$ 31,270,000	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue,
	Philadelphia Funding, AMBAC, SPA-JPMorgan Chase, 3.450%, 1/3/08 (a)	$31,270,000
	Pennsylvania State Turnpike Commission:
30,795,000	Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase,
	3.420%, 1/3/08 (a)	30,795,000
	Revenue:
12,045,000	AMBAC, SPA-JPMorgan Chase, 3.470%, 1/3/08 (a)	12,045,000
21,870,000	FSA, SPA-JPMorgan Chase, 3.390%, 1/3/08 (a)	21,870,000
7,300,000	SPA-Bayerische Landesbank, 3.400%, 1/2/08 (a)	7,300,000
16,700,000	SPA-Dexia Credit Local, 3.400%, 1/3/08 (a)	16,700,000
11,415,000	Pennsylvania State, GO, 5.000% due 10/1/08	11,539,241
	Philadelphia, PA:
9,600,000	Authority for IDR, Newcourtland Elder Services Project, LOC-PNC
	Bank N.A., 3.670%, 1/2/08 (a)	9,600,000
4,220,000	Authority for Industrial Development, Revenue, Settlement Music School
	Project, LOC-Allied Irish Bank PLC, 3.370%, 1/3/08 (a)	4,220,000
30,000,000	Gas Works, LOC-JPMorgan Chase, 3.000% due 2/8/08	30,000,000
	Gas Works Revenue:
17,875,000	LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 3.430%, 1/3/08 (a)	17,875,000
4,700,000	SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank,
	3.420%, 1/3/08 (a)	4,700,000
14,500,000	GO, TRAN, 4.500% due 6/30/08	14,557,404
3,000,000	Hospitals & Higher EFA, Revenue, Children's Hospital Project, SPA-
	JPMorgan Chase, 3.750%, 1/2/08 (a)	3,000,000
5,000,000	IDR, Saint Josephs Prep School Project, LOC-Allied Irish Bank PLC,
	3.370%, 1/3/08 (a)	5,000,000
31,000,000	Multi Modal Refunding, 3.530%, 1/3/08 (a)	31,000,000
40,000,000	School District, TRAN, LOC-Bank of America N.A., 4.500% due
	6/27/08	40,145,963
59,900,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA,
	SPA-PNC Bank, 3.430%, 1/3/08 (a)	59,900,000
1,040,000	Pittsburgh, PA, Water & Sewer Authority System Revenue, Refunding, First
	Lien, FSA, SPA-JPMorgan Chase, 3.320%, 1/3/08 (a)	1,040,000
500,000	Saint Mary Hospital Authority Bucks County, Catholic Health, 3.370%,
	1/2/08 (a)	500,000
1,200,000	South Fork, PA, Municipal Authority Hospital Revenue, Conemaugh Health
	System, MBIA, LIQ-PNC Bank NA, 3.660%, 1/2/08 (a)	1,200,000
10,000,000	Temple University of the Commonwealth System of Higher Education, PA,
	University Funding Obligation, 4.250% due 4/24/08	10,018,761
	University of Pittsburgh, PA:
7,300,000	Commonwealth System of Higher Education, University Capital Project,
	SPA-Depfa Bank PLC, 3.300%, 1/2/08 (a)	7,300,000
4,200,000	Various Refunding University Capital Project, SPA-Fortis Bank & Banco
	Bilbao Vizcaya, 3.400%, 1/3/08 (a)	4,200,000
15,000,000	Washington County, PA, Hospital Authority Revenue, Hospital Washington,
	Hospital Project B, LOC-Wachovia Bank N.A., 3.420%, 1/3/08 (a)	15,000,000
1,465,000	West Cornwall Township Municipal Authority, PA, General Government
	Loan Program, FSA, SPA-Dexia Credit Local, 3.450%, 1/3/08 (a)	1,465,000

	Total Pennsylvania	626,296,369

Rhode Island — 0.8%
26,175,000	Narragansett, RI, Bay Commission, Wastewater System Revenue, MBIA,
	SPA-Dexia Credit Local, 3.360%, 1/2/08 (a)	26,175,000
10,800,000	Rhode Island Health & Educational Building Corp. Revenue, Catholic
	Schools Program, LOC-Citizens Bank of Rhode Island, 3.480%, 1/2/08 (a)	10,800,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Rhode Island — 0.8% (continued)
$ 35,000,000	Rhode Island Housing & Mortgage Finance Corp., Groves at Johnston
	Project, LOC-Keybank, 3.510%, 1/3/08 (a)(b)	$35,000,000
3,005,000	Rhode Island State & Providence Plantations, Consolidated Capital
	Development Loan, SPA-Landesbank Hessen-Thuringen, 3.360%, 1/2/08 (a)	3,005,000
975,000	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank &
	Trust Co., 3.600%, 1/2/08 (a)(b)	975,000

	Total Rhode Island	75,955,000

South Carolina — 1.1%
45,130,000	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, SPA-
	Wachovia Bank, 3.480%, 1/3/08 (a)	45,130,000
13,500,000	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
	LOC-SunTrust Bank, 3.440%, 1/3/08 (a)	13,500,000
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue, AMBAC, SPA-
	JPMorgan Chase, 3.500%, 1/2/08 (a)	3,000,000
	South Carolina Jobs EDA:
4,500,000	Christ Church Episcopal, LOC-Wachovia Bank, 3.500%, 1/3/08 (a)	4,500,000
4,900,000	EDR, YMCA of Columbia South Carolina Project, LOC-Bank of
	America N.A., 3.480%, 1/3/08 (a)	4,900,000
5,700,000	Health Sciences Medical University, LOC-Wachovia Bank, 3.500%,
	1/3/08 (a)	5,700,000
	South Carolina, EFA, Private Non-Profit Institutions:
10,000,000	Presbyterian College Project, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	10,000,000
3,900,000	Refunding & Improvement, Anderson, LOC-Bank of America NA,
	3.480%, 1/3/08 (a)	3,900,000
5,960,000	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
	3.550%, 1/3/08 (a)	5,960,000
4,600,000	University of South Carolina, School of Medicine, Education Trust Healthcare
	Facilities, LOC-Wachovia Bank, 3.480%, 1/3/08 (a)	4,600,000

	Total South Carolina	101,190,000

South Dakota — 0.1%
	South Dakota Housing Development Authority:
2,900,000	AMT Homeownership, SPA-Landesbank Hessen-Thuringen, 3.460%,
	1/2/08 (a)(b)	2,900,000
	Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen:
2,900,000	3.380%, 1/2/08 (a)	2,900,000
1,300,000	3.400%, 1/3/08 (a)	1,300,000

	Total South Dakota	7,100,000

Tennessee — 2.5%
29,085,000	Blount County, TN, Public Building Authority, Local Government Public
	Improvement, AMBAC, SPA-Depfa Bank PLC, 3.470%, 1/3/08 (a)	29,085,000
	Chattanooga, TN:
13,500,000	Health Educational & Housing Facilities Board Revenue, Girls'
	Preparatory School, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	13,500,000
8,700,000	IDB Revenue, YMCA Metropolitan Chattanooga Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	8,700,000
	Clarksville, TN, PBA:
16,085,000	LOC-SunTrust Bank, 3.440%, 1/3/08 (a)	16,085,000
4,055,000	Tennessee Municipal Bond Fund, LOC-Bank of America, 3.480%, 1/3/08 (a)	4,055,000
10,000,000	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	10,000,000
8,900,000	Greeneville, TN, Health & Educational Facilities Board Revenue, Refunding
	& Improvement Laughlin Memorial, LOC-SunTrust Bank, 3.440%,
	1/2/08 (a)	8,900,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Tennessee — 2.5% (continued)
$ 14,900,000	Hamilton County, TN, GO, LOC-SunTrust Bank, 3.330% due 2/4/08	$14,900,000
7,700,000	Jefferson County, TN, Health & Education Facilities, Carson Newman
	College, LOC-SunTrust Bank, 3.440%, 1/2/08 (a)	7,700,000
1,620,000	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-
	SunTrust Bank, 3.440%, 1/2/08 (a)	1,620,000
2,100,000	Memphis-Shelby County, TN, Sports Authority Inc., Refunding Memphis
	Arena Project, MBIA, Dexia Credit Local, 3.420%, 1/3/08 (a)	2,100,000
	Metropolitan Government Nashville & Davidson County, TN:
8,000,000	Vanderbilt University, 3.300% due 1/15/08	8,000,000
30,790,000	Vanderbilt University, 3.320% due 1/15/08	30,790,000
15,000,000	Vanderbilt University, 3.250% due 2/1/08	15,000,000
	Health & Educational Facilities Board, Revenue:
11,665,000	Educational Facilities, Belmont University Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	11,665,000
10,000,000	Housing, Hickory Creek Apartments Project, LOC-Fifth Third Bank,
	3.530%, 1/4/08 (a)(b)	10,000,000
9,700,000	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
	3.440%, 1/2/08 (a)	9,700,000
4,600,000	IDB, Revenue, Trevecca Nazarene University Project, LOC-SunTrust
	Bank, 3.440%, 1/2/08 (a)	4,600,000
7,290,000	Montgomery County, TN, Public Building Authority, Revenue, Tennessee
	County Loan Pool, LOC-Bank of America, 3.480%, 1/3/08 (a)	7,290,000
	Sevier County, TN, Public Building Authority:
	Local Government Improvement, AMBAC:
5,720,000	LIQ-KBC Bank, 3.470%, 1/3/08 (a)	5,720,000
4,080,000	SPA-Landesbank Hessen-Thuringen, 3.470%, 1/3/08 (a)	4,080,000
4,215,000	Local Government Public Improvement, AMBAC, SPA-Landesbank
	Hessen-Thuringen, 3.470%, 1/3/08 (a)	4,215,000
7,225,000	Shelby County, TN, Health Educational & Housing Facilities Board,
	Revenue, Trezevant Manor Project, LOC-LaSalle Bank N.A., 3.480%,
	1/3/08 (a)	7,225,000

	Total Tennessee	234,930,000

Texas — 12.0%
	Austin, TX:
10,000,000	LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank, 3.000% due 3/7/08	10,000,000
29,743,000	LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank, 3.150% due 4/8/08	29,743,000
4,110,000	LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank, 5.250% due 9/1/08	4,152,080
15,000,000	LOC-JPMorgan Chase, Bayerische Landesbank, State Street Bank, ISD, 3.380% due 2/11/08	15,000,000
	Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
	Memorial Hospital:
7,940,000	MBIA, SPA-Westdeutsche Landesbank, 3.750%, 1/2/08 (a)	7,940,000
	MBIA, SPA-JPMorgan Chase:
8,110,000	3.750%, 1/2/08 (a)	8,110,000
3,490,000	3.750%, 1/2/08 (a)	3,490,000
1,000,000	MBIA, SPA-Morgan Guaranty Trust, 3.750%, 1/2/08 (a)	1,000,000
14,320,000	Capital Area Cultural Education Facilities Finance Corp., TX, Roman
	Catholic Diocese, LOC-Wachovia Bank, 3.450%, 1/3/08 (a)	14,320,000
8,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.430%, 1/3/08 (a)	8,900,000
28,000,000	City of Garland, TX, GO, TECP, LOC Landesbank Hessen-Thuringen, 3.350% due 2/27/08	28,000,000
10,000,000	Dallas Area Rapid Trust, LOC-WestLB AG, Bayerische Landesbank, State Street Bank,
	Landesbank Baden-Wuerttenberg, 2.870% due 6/16/08	10,000,000
	Dallas, TX, Water & Sewer:
11,260,000	LOC-Bank of America, 3.350% due 3/10/08	11,260,000
15,985,000	LOC-Bank of America, 3.350% due 3/11/08	15,985,000
8,065,000	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.350%
	due 6/1/08 (e)	8,065,000
	Gulf Coast Waste Disposal Authority, TX:

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Texas — 12.0% (continued)
$ 5,000,000	Amoco Oil Co. Project, Water Pollution Control Contract Revenue,
	3.700% due 1/15/08 (e)	$5,000,000
9,200,000	BP Amoco Oil Co. Project, 3.580% due 4/1/08 (b)(e)	9,200,000
	Environmental Facilities Revenue, Exxon Mobil Project:
4,000,000	3.650%, 1/2/08 (a)(b)	4,000,000
11,500,000	3.680%, 1/2/08 (a)(b)	11,500,000
490,000	PCR, Exxon Mobil Project, 3.570%, 1/2/08 (a)	490,000
2,800,000	Gulf Coast, TX, IDA, Exempt Facilities Revenue, BP Global Power Corp.
	Project, 3.850%, 1/2/08 (a)(b)	2,800,000
	Harris County, TX:
13,060,000	LOC-Landesbank Hessen-Thuringen, 2.700% due 3/6/08	13,060,000
	Health Facilities Development Corp. Revenue:
16,900,000	Refunding, Methodist Hospital Systems, 3.420%, 1/3/08 (a)	16,900,000
1,600,000	Special Facilities Revenue, Refunding, Texas Medical Center
	Projects, MBIA, SPA- JPMorgan Chase, 3.750%, 1/2/08 (a)	1,600,000
4,100,000	Special Facilities, Texas Medical Center Project, MBIA, SPA-
	JPMorgan Chase, 3.750%, 1/2/08 (a)	4,100,000
3,000,000	St. Luke's Episcopal Hospital, SPA-Northern Trust, Bayerische
	Landesbank, Bank of America, JPMorgan Chase, 3.750%, 1/2/08 (a)	3,000,000
4,200,000	Texas Medical Center Project, FSA, SPA-JPMorgan Chase, 3.750%,
	1/2/08 (a)	4,200,000
4,300,000	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.750%,
	1/2/08 (a)	4,300,000
400,000	IDC, PCR, Exxon Project, 3.570%, 1/2/08 (a)	400,000
	TAN:
25,000,000	4.000% due 2/28/08	25,013,318
80,000,000	4.500% due 2/28/08	80,103,828
8,000,000	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, LOC-BNP
	Paribas, 3.430%, 1/3/08 (a)	8,000,000
15,000,000	Hockley County, TX, IDC, BP Amoco Oil Co. Project, 3.700% due 3/1/08 (e)	15,000,000
6,020,000	Housing Options Inc., Texas Multi-Family Revenue, Housing Mill City,
	LOC-Bank of America N.A., 3.530%, 1/3/08 (a)(b)	6,020,000
	Houston, TX:
27,750,000	SPA-Depfa Bank PLC, 3.380% due 2/4/08	27,750,000
29,000,000	SPA-Depfa Bank PLC, 3.380% due 2/6/08	29,000,000
10,000,000	SPA-Depfa Bank PLC, 3.400% due 2/11/08	10,000,000
1,800,000	SPA-Depfa Bank PLC, 3.420% due 2/11/08	1,800,000
10,000,000	SPA-Depfa Bank PLC, 3.380% due 2/14/08	10,000,000
12,750,000	SPA-Depfa Bank PLC, 3.320% due 2/27/08	12,750,000
10,000,000	SPA-Depfa Bank PLC, 3.350% due 3/4/08	10,000,000
10,000,000	Rice University, 2.950% due 3/7/08	10,000,000
15,500,000	Rice University, 3.170% due 3/13/08	15,500,000
75,000,000	TRAN, 4.500% due 6/30/08	75,284,266
	Katy, TX, ISD:
13,500,000	GO, PSFG, SPA-Bank of America, 3.430%, 1/3/08 (a)	13,500,000
23,950,000	School Building, SPA-Bank of America, 3.430%, 1/3/08 (a)	23,950,000
36,515,000	Lower Neches Valley, TX, IDC Revenue, Exxon Mobil Project, 3.600%,
	1/2/08 (a)	36,515,000
9,050,000	Lubbock, TX, ISD, GO, School Building, PSF-GTD, SPA- Bank of America
	N.A., 3.430%, 1/3/08 (a)	9,050,000
2,100,000	Mansfield, TX, IDC, Pier 1 Imports, LOC-JPMorgan Chase, 3.420%, 1/2/08 (a)(b)	2,100,000
8,390,000	North Central Texas Health Facility Development Corp., Hospital Revenue,
	Baylor Health Care Systems Project, SPA-Wachovia Bank, 3.330%, 1/2/08 (a)	8,390,000
2,015,000	North Harris, TX, Montgomery Community College, FGIC, SPA-
	Westdeutsche Landesbank, 3.480%, 1/3/08 (a)	2,015,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Texas — 12.0% (continued)
$ 17,000,000	North Texas Higher Education Authority, Student Loan, LOC-Bank of
	America & Dexia Credit Local, 3.530%, 1/2/08 (a)(b)	$17,000,000
15,700,000	North Texas Tollway Authority, Dallas North Tollway System
	Revenue, FSA, SPA-Lloyds TSB Bank, 3.450%, 1/2/08 (a)	15,700,000
	North Texas Tollway Authority, Dallas North Tollway Systems Authority:
43,250,000	LOC-Bank of America 3.350% due 1/23/08	43,250,000
17,400,000	FGIC, SPA-Depfa Bank PLC, 3.500%, 1/2/08 (a)	17,400,000
10,000,000	Northern Texas Higher Education Authority, Student Loan Revenue, LOC-
	Lloyds Bank PLC, 3.480%, 1/2/08 (a)(b)	10,000,000
7,570,000	Pasadena, TX, ISD, GO, FSA, LIQ-Bank of America, 3.430%, 1/3/08 (a)	7,570,000
29,500,000	Riesel, TX, IDC, Solid Waste Disposal Revenue, Sandy Creek Energy
	Association, LOC-Credit Suisse, 3.540%, 1/2/08 (a)(b)	29,500,000
	San Antonio, TX, Electric Gas:
5,000,000	SPA State Street Bank/Bank of America, 3.340% due 3/3/08	5,000,000
52,050,000	SPA State Street Bank/Bank of America, 3.400% due 3/10/08	52,050,000
4,000,000	Empowerment Zone Development Corp., Drury Southwest Hotel Project,
	LOC-U.S. Bank, 3.530%, 1/3/08 (a)(b)	4,000,000
5,150,000	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General
	Electric, 3.490%, 1/3/08 (a)(b)	5,150,000
288,000	Southwest Higher Education Authority Inc., Southern Methodist University,
	SPA-Bank of New York, 3.400%, 1/2/08 (a)	288,000
	Tarrant County, TX, Cultural Education Facilities Finance Corp.:
21,300,000	Hospital Revenue, Valley Baptist Medical Center, LOC-JPMorgan
	Chase, 3.390%, 1/2/08 (a)	21,300,000
9,810,000	Retirement Facility, Refunding, Northwest Senior Edgemere Project,
	LOC-Lasalle Bank NA, 3.420%, 1/3/08 (a)	9,810,000
	Texas PFA:
10,900,000	3.530% due 1/8/08	10,900,000
15,000,000	2.800% due 3/10/08	15,000,000
	Texas State:
	GO, Veterans Housing Assistance, SPA-Depfa Bank PLC:
25,000,000	3.490%, 1/2/08 (a)(b)	25,000,000
9,285,000	3.550%, 1/2/08 (a)(b)	9,285,000
2,445,000	3.550%, 1/2/08 (a)(b)	2,445,000
75,000,000	TRAN, 4.500% due 8/28/08	75,377,973
21,000,000	Veterans Housing Assistance, SPA-Dexia Credit Local, 3.550%, 1/2/08 (a)(b)	21,000,000
11,000,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue,
	BAN, Second Tier, 5.000% due 6/1/08	11,057,351
7,627,000	Texas Water Development Board Revenue, Refunding, Subordinated Lien A,
	SPA-JP Morgan Chase Bank, 3.730%, 1/2/08 (a)	7,627,000
12,600,000	Travis County, TX, Health Facilities Development Corp., Retirement
	Facilities Revenue, Querencia Barton Creek, LOC-LaSalle Bank,
	3.420%, 1/3/08 (a)	12,600,000
2,350,000	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother
	Frances Hospital, LOC-Bank of America, 3.480%, 1/3/08 (a)	2,350,000
7,615,000	Wallis, TX, Higher Education Facilities Corp., St. Mark's Episcopal School,
	LOC-JPMorgan Chase, 3.470%, 1/3/08 (a)	7,615,000

	Total Texas	1,126,531,816

Utah — 2.7%
14,500,000	Central Utah Water Conservancy District, GO, AMBAC, SPA-Landesbank
	Hessen-Thuringen, 3.480%, 1/2/08 (a)	14,500,000
6,600,000	Emery County, UT, PCR, Refunding, Pacificorp Projects, AMBAC, SPA-
	Bank of Nova Scotia, 3.750%, 1/2/08 (a)	6,600,000
3,600,000	Intermountain Power Agency, AMBAC, SPA Morgan Stanley Bank, 3.170% due 3/13/08	3,600,000
	Murray City, UT, Hospital Revenue, IHC Health Services Inc.:

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Utah — 2.7% (continued)
$ 2,500,000	3.700%, 1/2/08 (a)	$2,500,000
21,400,000	3.420%, 1/3/08 (a)	21,400,000
2,165,000	SPA-JPMorgan Chase, 3.750%, 1/2/08 (a)	2,165,000
	Utah County, UT, Hospital Revenue, IHC Health Services Inc., SPA-
	Westdeutsche Landesbank:
3,900,000	3.430%, 1/3/08 (a)	3,900,000
49,500,000	3.440%, 1/3/08 (a)	49,500,000
	Utah Housing Corp. Single Family Mortgage Revenue:
23,995,000	3.540%, 1/2/08 (a)(b)	23,995,000
	LIQ-Bayerische Landesbank:
10,000,000	3.540%, 1/2/08 (a)(b)	10,000,000
9,700,000	3.540%, 1/2/08 (a)(b)	9,700,000
	LIQ-Depfa Bank PLC:
6,500,000	3.540%, 1/2/08 (a)(b)	6,500,000
5,600,000	3.540%, 1/2/08 (a)(b)	5,600,000
13,905,000	LIQ-Lehman Brothers, 3.540%, 1/2/08 (a)(b)	13,905,000
	SPA-Depfa Bank PLC:
10,000,000	3.540%, 1/2/08 (a)(b)	10,000,000
6,000,000	3.540%, 1/2/08 (a)(b)	6,000,000
5,800,000	3.540%, 1/2/08 (a)(b)	5,800,000
5,000,000	SPA-Lehman Brothers, 3.540%, 1/2/08 (a)(b)	5,000,000
14,000,000	SPA-Wells Fargo Bank, 3.540%, 1/2/08 (a)(b)	14,000,000
	SPA-Westdeutsche Landesbank:
29,720,000	3.540%, 1/2/08 (a)(b)	29,720,000
5,750,000	3.540%, 1/2/08 (a)(b)	5,750,000
1,520,000	Utah State Board of Regents Revenue, University of Utah Hospital, MBIA,
	SPA-Depfa Bank PLC, 3.750%, 1/2/08 (a)	1,520,000
	Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
5,020,000	SPA-Landesbank Hessen-Thuringen, 3.700%, 1/2/08 (a)	5,020,000
1,400,000	SPA-Westdeutsche Landesbank, 3.750%, 1/2/08 (a)	1,400,000

	Total Utah	258,075,000

Vermont — 0.0%
4,315,000	Vermont Educational & Health Buildings Financing Agency, Revenue,
	Hospital Mount Ascutney Hospital Project, LOC-Banknorth N.A.,
	3.700%, 1/2/08 (a)	4,315,000

Virginia — 0.9%
4,135,000	Capital Region Airport Commission, VA, Passenger Facilities Charge
	Revenue, LOC-Wachovia Bank, 3.500%, 1/3/08 (a)(b)	4,135,000
	Fairfax County, VA:
22,060,000	EDA Revenue, Refunding, Retirement Greenspring, LOC-Wachovia
	Bank N.A., 3.420%, 1/3/08 (a)	22,060,000
	Redevelopment & Housing Authority Revenue, BAN, Affordable Housing:
10,565,000	4.000% due 2/12/08	10,569,058
13,000,000	3.625% due 10/9/08	13,031,444
3,000,000	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
	3.530%, 1/3/08 (a)(b)	3,000,000
1,250,000	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-
	Bank of America, 3.800%, 1/2/08 (a)	1,250,000
6,405,000	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
	3.440%, 1/2/08 (a)	6,405,000
3,000,000	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC-
	Wachovia Bank, 3.550%, 1/3/08 (a)(b)	3,000,000
	Virginia College Building Authority, VA:
2,200,000	Educational Facilities Revenue, Refunding, University Richmond Project,
	SPA-Suntrust Bank, 3.800%, 1/2/08 (a)	2,200,000
16,100,000	Various Shenandoah University Projects, 3.800%, 1/2/08 (a)	16,100,000

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Virginia — 0.9% (continued)
$ 3,755,000	Virginia Port Authority Commonwealth Port Fund Revenue, Resolution,
	5.000% due 7/1/08 (b)	$3,776,621
1,380,000	Virginia Small Business Finance Authority, Ennstone Inc. Project, LOC-
	Wachovia Bank, 3.550%, 1/3/08 (a)(b)	1,380,000

	Total Virginia	86,907,123

Washington — 1.6%
	Everett, WA, IDC:
5,680,000	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
	America, 3.530%, 1/3/08 (a)(b)	5,680,000
1,665,000	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
	3.640%, 1/3/08 (a)(b)	1,665,000
10,000,000	Port Grays Harbor, WA, IDC, Murphy Co. Project, LOC-Bank of America,
	3.530%, 1/3/08 (a)(b)	10,000,000
8,000,000	Seattle, WA, SPA-Dexia Credit Local, 3.400%, 1/2/08 (a)	8,000,000
31,885,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital
	Projects, LOC- Wells Fargo Bank NA, 3.500%, 1/3/08 (a)	31,885,000
	Washington State Health Care Facilities Authority Revenue:
2,625,000	Empire Health Services, LOC-U.S. Bank N.A., 3.390%, 1/2/08 (a)	2,625,000
	Multicare Health Systems, FSA, SPA-U.S. Bank NA:
3,300,000	3.390%, 1/2/08 (a)	3,300,000
7,985,000	3.760%, 1/2/08 (a)	7,985,000
1,000,000	Washington State Public Power Supply System Nuclear Project No.1
	Revenue, 7.000% due 7/1/08	1,016,082
	Washington State:
5,500,000	EDA, Solid Waste Disposal Revenue, Waste Management Project, LOC-
	Bank of America, 3.520%, 1/2/08 (a)(b)	5,500,000
3,050,000	HFA, MFH, Summer Ridge Apartments Project, LOC-U.S. Bank,
	3.650%, 1/2/08 (a)(b)	3,050,000
	HFC:
	MFH, Revenue:
5,165,000	Olympic Heights Apartments, LOC-FNMA, 3.500%, 1/3/08 (a)	5,165,000
2,880,000	Valley View Apartments Project, LIQ-FNMA, 3.500%, 1/3/08 (a)	2,880,000
5,860,000	Multi Family Revenue, Bridgewood Four Seasons, FNMA, LIQ-
	FNMA, 3.520%, 1/3/08 (a)(b)	5,860,000
46,900,000	Non-Profit Revenue, Skyline at First Hill Project, LOC-Bank of
	America N.A., 3.420%, 1/3/08 (a)	46,900,000
	Housing Finance Community, MFH Revenue:
3,400,000	Heatherwood, Remarketed 6/1/07, FHLMC, LIQ-FHLMC, 3.590%,
	1/3/08 (a)(b)(c)	3,400,000
7,805,000	Regency Park, Remarketed 6/1/07, FHLMC, LIQ-FHLMC, 3.590%,
	1/3/08 (a)(b)	7,805,000

	Total Washington	152,716,082

Wisconsin — 3.7%
9,625,000	Oostburg, WI, IDR, Dutchland Plastics Corp. Project, LOC-Fifth Third Bank,
	3.460%, 1/4/08 (a)(b)	9,625,000
	University of Wisconsin, Hospitals & Clinics Authority Revenue:
12,155,000	MBIA, LIQ-U.S. Bank, 3.450%, 1/2/08 (a)	12,155,000
8,920,000	Refunding, FSA, SPA-U.S. Bank N.A., 3.500%, 1/3/08 (a)	8,920,000
7,000,000	Wisconsin Center District, WI, Tax Revenue, LOC-U.S. Bank, 3.450%,
	1/2/08 (a)	7,000,000
	Wisconsin Housing & EDA:
2,500,000	Housing Revenue, MBIA, LIQ-FHLB, 3.470%, 1/2/08 (a)(b)	2,500,000
2,255,000	Revenue, MBIA, LIQ-FHLB, 3.470%, 1/2/08 (a)(b)	2,255,000
	Wisconsin Housing & EDA Home Ownership Revenue:

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Face
Amount	Security	Value

Wisconsin — 3.7% (continued)
$ 965,000	FSA, SPA-Dexia Credit Local, 3.480%, 1/2/08 (a)(b)	$965,000
41,975,000	LOC-Depfa Bank PLC, 3.480%, 1/2/08 (a)(b)	41,975,000
6,075,000	SPA-Dexia Credit Local, 3.460%, 1/2/08 (a)(b)	6,075,000
	SPA-FHLB:
6,525,000	3.450%, 1/2/08 (a)	6,525,000
8,000,000	3.550%, 1/2/08 (a)(b)	8,000,000
115,000,000	Wisconsin State, Notes, 4.500% due 6/16/08	115,386,187
	Wisconsin State HEFA Revenue:
50,000,000	AMBAC, SPA-Morgan Stanley, 3.300%, 1/3/08 (a)	50,000,000
20,000,000	Aurora Health Care, Inc., LOC- KBC Bank NV & LOC-Bank of Nova
	Scotia, 3.330%, 1/2/08 (a)	20,000,000
12,000,000	Benevolent Corp. Cedar Community, LOC-JPMorgan Chase, 3.430%,
	1/3/08 (a)	12,000,000
7,760,000	Gundersen Lutheran, FSA, SPA-Dexia Public Finance Bank, 3.780%,
	1/2/08 (a)	7,760,000
900,000	Jewish Home & Care Center, LOC-JPMorgan Chase, 3.430%, 1/3/08 (a)	900,000
	Wisconsin State, GO:
4,445,000	3.420% due 1/2/08	4,445,000
18,245,000	3.600% due 1/2/08	18,245,000
11,925,000	3.460% due 1/15/08	11,925,000

	Total Wisconsin	346,656,187

Wyoming — 0.9%
500,000	Converse County, WY, PCR, Pacificorp Projects, AMBAC, SPA-JPMorgan
	Chase, 3.750%, 1/2/08 (a)	500,000
22,700,000	Sweetwater County, WY, Environmental Important Revenue, Simplot
	Phosphates LLC, LOC-Rabobank Netherlands, 3.490%, 1/2/08 (a)(b)	22,700,000
	Wyoming CDA, Housing Revenue:
5,000,000	3.500%, 1/2/08 (a)(b)	5,000,000
	SPA-State Street Bank & Trust Co.:
12,000,000	3.480%, 1/2/08 (a)(b)	12,000,000
17,000,000	3.480%, 1/2/08 (a)(b)	17,000,000
27,700,000	3.500%, 1/2/08 (a)(b)	27,700,000
900,000	Wyoming CDA, Revenue, Single-Family Mortgage, SPA-Westdeutsche
	Landesbank, 3.400%, 1/3/08 (a)	900,000

	Total Wyoming	85,800,000

	TOTAL INVESTMENTS — 99.0% (Cost — $9,314,081,281#)	9,314,081,281
	Other Assets in Excess of Liabilities — 1.0%	90,512,393

	TOTAL NET ASSETS — 100.0%	$9,404,593,674

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation - Insured Bonds
BAN - Bond Anticipation Notes
CDA - Community Development Authority
COP - Certificate of Participation

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

CSD - Central School District
CTFS - Certificates
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company - Insured Bonds
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GNMA - Government National Mortgage Association
GO - General Obligation
GTD - Guaranteed
HDA - Housing Development Agency
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
HFC - Housing Finance Commission
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
IFC - Industrial Finance Corporation
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MTA - Metropolitan Transportation Authority
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
Q-SBLF - Qualified School Board Loan Fund
RAN - Revenue Anticipation Notes
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

Summary of Investments by Industry * (unaudited)

Education	15.9%
Hospitals	14.6
General Obligation	13.1
Miscellaneous	9.2
Transportation	7.8
Industrial Development	5.5
Water & Sewer	5.2
Housing: Multi-Family	5.0
Utilities	4.7
Housing: Single Family	4.1
Public Facilities	4.0
Tax Allocation	3.7
Finance	2.1
Life Care Systems	1.8
Solid Waste	1.5
Pollution Control	1.4
Pre-Refunded	0.2
Government Facilities	0.2

100%

     * As a percentage of total investments. Please note that Fund holdings are as of December 31, 2007 and are subject to change.

See Notes to Schedule of Investments.

Western Asset Municipal Money Market Fund

Schedule of Investments (unaudited) (continued)	December 31, 2007

Ratings Table* (unaudited)

S&P/Moody's/Fitch**
A-1	51.8%
VMIG1	18.8
SP-1	8.5
F1	2.7
AA/Aa	1.0
MIG1	0.9
AAA/Aaa	0.7
P-1	0.2
NR	15.4

100%

*   As a percentage of total investments.

** S&P primary rating; Moody's secondary, then Fitch

See pages 31 and 32 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the "Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By  /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2008

By  /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: February 28, 2008